UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09871

CULLEN FUNDS TRUST

(exact name of registrant as specified in charter)

645 Fifth Avenue, New York, NY 10022

(Address of principal executive offices) (Zip code)

Brooks Cullen

645 Fifth Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-485-8586

Date of fiscal year end: June 30

Date of reporting period: July 1, 2017 – December 31, 2017

Item 1.	Report to Shareholders.

SEMI-ANNUAL REPORT

DECEMBER 31, 2017

International High Dividend | High Dividend Equity | Small Cap Value

Value | Emerging Markets High Dividend | Enhanced Equity Income

Cullen Funds Trust	Shareholder Letter
December 31, 2017 (Unaudited)

February 28, 2018

Retail Class Performance for the six months ended December 31, 2017 for the Cullen High Dividend Equity Fund (“High Dividend Fund”), Cullen International High Dividend Fund (“International High Dividend Fund”), Cullen Small Cap Value Fund (“Small Cap Fund”), Cullen Value Fund (“Value Fund”), Cullen Emerging Markets High Dividend Fund (“Emerging Markets High Dividend Fund”), and Cullen Enhanced Equity Income Fund (“Enhanced Equity Income Fund”) versus their respective benchmarks was as follows:

Fund/Benchmark	Performance
Cullen High Dividend Equity Fund	7.76%
S&P 500 Index	11.42%
Cullen International High Dividend Fund	4.39%
MSCI EAFE Index	9.96%
Cullen Small Cap Value Fund	2.25%
Russell 2500 Value Index	8.24%
Cullen Value Fund	9.37%
S&P 500 Index	11.42%
Cullen Emerging Markets High Dividend Fund	10.77%
MSCI Emerging Markets Index	16.11%
Cullen Enhanced Equity Income Fund	3.90%
CBOE S&P 500 BuyWrite Index	7.69%

Please refer to the financial highlights for each Fund’s respective share class’ performance on pages 28-37 of this semi-annual report.

Portfolio Review-High Dividend Fund

The High Dividend Fund’s performance versus the S&P 500 Index during the period was primarily due to stock selection effects, most notably in the Financials, Industrials, and Consumer Staples. Our underweight allocation to the Information Technology sector and overweight allocation to the Consumer Staples sector also contributed to relative performance, with the Fund’s overweight allocation to the Energy sector and stock selection within the Energy and Information Technology sectors partially offsetting the aforementioned impacts.

Portfolio Review-International High Dividend Fund

The International High Dividend Fund’s performance versus the MSCI EAFE Index during the period was primarily due to sector allocation effects, most notably its overweight allocation to the Consumer Staples, Telecommunication Services, and Health Care sectors and underweight allocation to the Materials sector. Stock selection effects also contributed to relative performance most notably within the Industrials and Consumer Discretionary sectors, with the positive stock selection impact in the Utilities and Financials sectors partially offsetting the aforementioned impacts.

Portfolio Review-Small Cap Fund

The Small Cap Fund’s performance versus the Russell 2500 Value Index during the period was primarily due to stock selection impacts, most notably within the Financials, Industrials, and Health Care sectors. Sector allocation partially offset relative performance most notably being the Fund’s underweight allocation to the Real Estate sector and overweight allocation to the Industrials sector.

Portfolio Review-Value Fund

The Value Fund’s performance versus the S&P 500 Value Index during the period was primarily due to sector allocation impacts, most notably due to the Fund’s underweight allocation to the Information Technology sector and overweight allocation to the Health Care sector. Stock selection impacts within the Information Technology and Health Care sectors also contributed to relative performance, with the positive stock selection impact in the Energy and Industrials sectors partially offsetting the aforementioned impacts.

Portfolio Review-Emerging Markets High Dividend Fund

The Emerging Markets High Dividend Fund’s performance versus the MSCI Emerging Markets Index during the period was primarily due to sector allocation effects, most notably the Fund’s overweight allocation to the Telecommunication Services, Consumer Discretionary, and Materials sectors. Stock selection in the Information Technology and Financials sectors further contributed to relative performance during the period, with stock selection in the Industrials and Materials sectors partially offsetting the aforementioned impacts.

Semi-Annual Report | December 31, 2017	1

Cullen Funds Trust	Shareholder Letter
December 31, 2017 (Unaudited)

Portfolio Review-Enhanced Equity Income Fund

The US Enhanced Equity Income Fund’s performance versus the CBOE S&P 500 BuyWrite Index during the period was primarily due to stock selection effects, most notably in the Utilities, Real Estate, and Industrials sectors. The Fund’s underweight allocation to the Information Technology sector also contributed to relative performance, with the Fund’s overweight allocation to the Financials and Telecommunication Services sectors partially offsetting the aforementioned impacts. The CBOE S&P 500 BuyWrite Index hypothetically assumes a covered call option1 is written on the entire underlying S&P 500 Index generally on the third Friday of each month, whereas the Fund selectively writes covered call options on approximately 25-40% of the underlying portfolio throughout the month as options are deemed attractive to sell. Given the underlying S&P 500 Index’s appreciation during the period, covered call options accordingly limited participation in the capital appreciation of the underlying.

Outlook

This year’s most popular and well-attended institutional investment conference was called SEEKING ALPHA. The term alpha is commonly understood to mean return in excess of a benchmark index. But outperforming a benchmark has been a major challenge for active managers in markets like the one we’ve had, among the longest uninterrupted market advances in history. But the move up is hardly unique; in fact, it resembles the Nifty Fifty market of the late 1960’s and the Tech Bubble of the 1990’s, both being periods where stock prices went remarkably beyond historical norms only to revert with painful outcomes to those who ignored price being paid earnings. As we know, the aftermath of both devastated many investors.

And as before, the current danger is the temptation to try to generate alpha by buying the most speculative, high multiple stocks -- among them of course the “FANG” companies of Facebook, Amazon, Netflix, and Google. Equally dangerous is investing in the index funds that get increasingly heavily weighted in the same high multiple stocks as the market goes higher.

From an investment perspective, the objective is to generate alpha, but to do it with less risk. Looking at the market on a risk adjusted basis gives investors a perspective completely different from the one that just looks at performance on an absolute basis. For the first time in this long rally, commentators in the financial press have begun to talk about the possibility of the market showing evidence of a new paradigm. But remember that the same term, “a new paradigm,” became a major rallying cry for investors during the tech boom of the late 1990’s.

That boom was not unique for excesses, even though the term, new paradigm, was new. We consistently remind ourselves and our clients about similar periods in market history when the prospects for investment in certain areas were regarded as so extraordinary that the belief developed that stocks in them could be bought at any price. Such did not turn out to be case.

Interestingly, for all of the once high-flying companies, earnings kept going up while their stock price kept going down for the next five and sometimes ten years. The drop resulted strictly because of valuation, not fundamentals. Below is a table that highlights what happened.

	P/E2	Return	Return
	Multiple	5 Years	10 Years
Major Expansion & Top Stock(s)	at Peak	Later	Later
Roaring 20’s
Radio Corp of America	73.0	-99%	-99%
Nifty Fifty
International Business Machines	42.5	-28%	10%
Xerox	254.1	-70%	-83%
Polaroid	26.9	-79%	-87%
Tech Bubble
Cisco	230.4	-78%	-67%
Intel	50.8	-66%	-76%
Microsoft	79.9	-55%	-48%
FANG
Facebook	52.4	?	?
Amazon	243.5	?	?
Netflix	471.3	?	?
Google	38.2	?	?

Source: Cullen as of 12/31/2017

Past performance is no guarantee of future results.

2	www.cullenfunds.com

Cullen Funds Trust	Shareholder Letter
December 31, 2017 (Unaudited)

With the market at its present elevated levels, many investors are wondering why stocks continue to show so much strength. One reason is that November and December tend to be two of the seasonally strongest months of the year. We believe this is because fund managers don’t like to show a lot of cash in their portfolios at the end of the year and feel pressure to get fully invested.

Similarly, the danger of the present market strength is that many investors, especially new investors, feel pressure to get invested and find ETF’s (index funds) to be an easy way to get exposure to stocks. The catch is many of the ETF’s, especially if their performance has been good, are heavily exposed to the most expensive areas of the market.

Bull markets like we are experiencing tend to go on for a lot longer than many would expect. But in the present environment, we believe investors should be extra careful about what they are buying.

Sincerely,

James P. Cullen

Chairman and Chief Executive Officer

[1]	Covered call option is an options strategy whereby an investor holds a long position in an asset and writes (sells) call options on that same asset in an attempt to generate increased income from the asset.

[2]	The Price-to-Earnings Ratio, or (P/E), is a ratio that measures current share price relative to earnings per share.

The above outlook reflects the opinions of the authors, is subject to change, is not guaranteed, and should not be considered investment advice.

The Cullen High Dividend Equity Fun, Cullen International High Dividend Fund, Cullen Value Fund, Cullen Emerging Markets High Dividend Fund, and Cullen Enhanced Equity Income Fund’s investment objectives are capital appreciation and current income. The Cullen Small Cap Value Fund’s objective is capital appreciation

Past performance does not guarantee future results. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. You can obtain performance data current to the most recent month end by calling 1-877-485-8586 or visiting our website: www.cullenfunds.com. The Cullen Funds impose a 2% redemption fee on shares held less than seven days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Mutual fund investing involves risk. Principal loss is possible. The Funds may also invest in medium- and small-capitalization companies, which will involve additional risks such as limited liquidity and greater volatility.

The S&P 500 Index is an unmanaged index commonly used to measure performance of U.S. stocks. The MSCI EAFE Index is an unmanaged index of common stocks in Europe, Australia, Asia and the Far East. The Russell 2500 Value Index is an unmanaged index commonly used to measure performance of small capitalization stocks. The MSCI Emerging Markets Index is an unmanaged index of common stocks of in global emerging economies. The MSCI Emerging Markets Index is an unmanaged index of common stocks of in global emerging economies. The CBOE S&P 500 BuyWrite Index is an unmanaged index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index. It is not possible to invest directly in an index.

Fund holdings and/or sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to each Fund’s Schedule of Investments in the report for complete fund holdings information.

Current and future portfolio holdings are subject to risk.

Investment performance reflects fee waivers. In the absence of such waivers, total returns would be reduced.

Must be accompanied or preceded by a current prospectus.

The Cullen Funds are distributed by ALPS Distributors, Inc. (2/18)

Semi-Annual Report | December 31, 2017	3

Cullen Funds Trust	Disclosure of Fund Expenses
December 31, 2017 (Unaudited)

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2017 to December 31, 2017.

Actual Expenses

The first sets of lines of the tables below provide information about actual account values and actual expenses. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by the Funds’ transfer agent. If you request that redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. You will be charged a 2% redemption fee if you redeem or exchange shares of the Funds within seven (7) days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses. You may use the information within these lines, together with the amount you invested, to estimate the expenses that you paid over the six-month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of lines within the tables below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Expenses Paid
		Beginning	Ending	During Period
	Net Expense	Account Value	Account Value	July 1, 2017 to
	Ratio(a)	July 1, 2017	December 31, 2017	December 31, 2017(b)
Cullen International High Dividend Fund
Retail
Actual	1.25%	$1,000.00	$1,043.90	$6.44
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.90	$6.36

Class C
Actual	2.00%	$1,000.00	$1,040.30	$10.29
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,015.12	$10.16

Class I
Actual	1.00%	$1,000.00	$1,045.90	$5.16
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.16	$5.09

Class R1
Actual	1.71%	$1,000.00	$1,041.60	$8.80
Hypothetical (5% return before expenses)	1.71%	$1,000.00	$1,016.59	$8.69

Class R2
Actual	1.46%	$1,000.00	$1,043.20	$7.52
Hypothetical (5% return before expenses)	1.46%	$1,000.00	$1,017.85	$7.43

4	www.cullenfunds.com

Cullen Funds Trust	Disclosure of Fund Expenses
December 31, 2017 (Unaudited)

				Expenses Paid
		Beginning	Ending	During Period
	Net Expense	Account Value	Account Value	July 1, 2017 to
	Ratio(a)	July 1, 2017	December 31, 2017	December 31, 2017(b)
Cullen High Dividend Equity Fund
Retail
Actual	1.00%	$1,000.00	$1,077.60	$5.24
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.16	$5.09

Class C
Actual	1.75%	$1,000.00	$1,073.60	$9.15
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.38	$8.89

Class I
Actual	0.75%	$1,000.00	$1,078.90	$3.93
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.42	$3.82

Class R1
Actual	1.50%	$1,000.00	$1,075.10	$7.85
Hypothetical (5% return before expenses)	1.50%	$1,000.00	$1,017.64	$7.63

Class R2
Actual	1.25%	$1,000.00	$1,076.70	$6.54
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.90	$6.36

Cullen Small Cap Value Fund
Retail
Actual	1.25%	$1,000.00	$1,022.50	$6.37
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.90	$6.36

Class C
Actual	2.00%	$1,000.00	$1,019.10	$10.18
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,015.12	$10.16

Class I
Actual	1.00%	$1,000.00	$1,024.30	$5.10
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.16	$5.09

Cullen Value Fund
Retail
Actual	1.00%	$1,000.00	$1,093.70	$5.28
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.16	$5.09

Class C
Actual	1.75%	$1,000.00	$1,089.80	$9.22
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.38	$8.89

Class I
Actual	0.75%	$1,000.00	$1,095.10	$3.96
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.42	$3.82

Semi-Annual Report | December 31, 2017	5

Cullen Funds Trust	Disclosure of Fund Expenses
December 31, 2017 (Unaudited)

				Expenses Paid
		Beginning	Ending	During Period
	Net Expense	Account Value	Account Value	July 1, 2017 to
	Ratio(a)	July 1, 2017	December 31, 2017	December 31, 2017(b)
Cullen Emerging Markets High Dividend Fund
Retail
Actual	1.25%	$1,000.00	$1,107.70	$6.64
Hypothetical (5% return before expenses)	1.25%	$1,000.00	$1,018.90	$6.36

Class C
Actual	2.00%	$1,000.00	$1,103.60	$10.60
Hypothetical (5% return before expenses)	2.00%	$1,000.00	$1,015.12	$10.16

Class I
Actual	1.00%	$1,000.00	$1,109.40	$5.32
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.16	$5.09

Cullen Enhanced Equity Income Fund
Retail
Actual	1.00%	$1,000.00	$1,038.00	$5.14
Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.16	$5.09

Class C
Actual	1.75%	$1,000.00	$1,035.20	$8.98
Hypothetical (5% return before expenses)	1.75%	$1,000.00	$1,016.38	$8.89

Class I
Actual	0.75%	$1,000.00	$1,039.90	$3.86
Hypothetical (5% return before expenses)	0.75%	$1,000.00	$1,021.42	$3.82

(a)	Annualized, based on the Fund’s most recent fiscal half year expenses. Such figures do not reflect acquired fund fees and expenses.
(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), divided by 365. Expenses in the examples include the effect of applicable fee waivers and/or expense reimbursements, if any. Had such waivers and/or reimbursements not been in effect, your expenses would have been higher. Please refer to the Notes to Financial Statements or the Fund’s prospectuses for more information regarding waivers and/or reimbursements.

6	www.cullenfunds.com

Cullen International High Dividend Fund	Schedule of Investments
December 31, 2017 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS - 95.26%
Australia - 1.75%
Sonic Healthcare Ltd.	250,000	$4,459,131

Canada - 5.64%
BCE, Inc.	75,475	3,623,555
Manulife Financial Corp.	265,965	5,548,030
Vermilion Energy, Inc.	142,827	5,190,403
		14,361,988
France - 10.13%
BNP Paribas SA	66,610	4,975,148
Cie Generale des Etablissements Michelin	39,470	5,661,662
Engie SA	318,870	5,484,519
Sanofi	50,100	4,319,085
TOTAL SA - Sponsored ADR	96,600	5,340,048
		25,780,462
Germany - 12.46%
Allianz SE	32,340	7,430,807
Daimler AG	78,491	6,667,766
Deutsche Telekom AG	260,555	4,625,318
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	14,950	3,242,252
ProSiebenSat.1 Media SE	98,005	3,375,460
Siemens AG	45,695	6,368,177
		31,709,780

Hong Kong - 2.62%
BOC Hong Kong Holdings Ltd.	1,315,500	6,667,708

Indonesia - 0.04%
Telekomunikasi Indonesia Persero Tbk PT	320,000	104,721

Ireland - 3.09%
Smurfit Kappa Group PLC	232,260	7,855,914

Japan - 5.34%
Honda Motor Co. Ltd.	125,900	4,315,294
Japan Tobacco, Inc.	163,400	5,265,635
Nippon Telegraph & Telephone Corp.	85,130	4,005,096
		13,586,025

Netherlands - 6.74%
ING Groep NV	374,465	6,885,554
NN Group NV	149,715	6,488,440
Unilever NV	67,065	3,777,101
		17,151,095
Norway - 1.23%
Orkla ASA	294,350	3,120,742

		Value
	Shares	(Note 2)
Russia - 2.53%
MMC Norilsk Nickel PJSC - ADR	340,120	$6,431,669

Singapore - 3.96%
Singapore Telecommunications Ltd.	669,000	1,785,734
United Overseas Bank Ltd.	419,500	8,296,217
		10,081,951
Sweden - 2.60%
Investor AB, Class B	145,100	6,617,243

Switzerland - 13.55%
ABB Ltd. - Sponsored ADR	256,270	6,873,162
Nestle SA	64,145	5,516,292
Novartis AG - Sponsored ADR	82,765	6,948,950
Roche Holding AG	18,150	4,591,282
UBS Group AG	361,400	6,653,513
Zurich Insurance Group AG	12,820	3,902,111
		34,485,310

Taiwan - 2.64%
Advanced Semiconductor Engineering, Inc.	5,250,000	6,730,430

United Kingdom - 20.94%
AstraZeneca PLC - Sponsored ADR	86,110	2,988,017
BAE Systems PLC	636,924	4,927,476
British American Tobacco PLC - Sponsored ADR	79,950	5,355,850
Diageo PLC	181,150	6,664,800
GlaxoSmithKline PLC	149,750	2,673,898
HSBC Holdings PLC	810,133	8,290,206
Imperial Brands PLC	95,970	4,102,312
Royal Dutch Shell PLC, Class B	163,340	5,532,086
Smiths Group PLC	261,370	5,258,045
SSE PLC	105,720	1,884,141
Vodafone Group PLC - Sponsored ADR	176,551	5,631,977
		53,308,808

TOTAL COMMON STOCKS
(Cost $190,460,858)		242,452,977

PREFERRED STOCK - 2.46%
Brazil - 2.46%
Telefonica Brasil SA	426,350	6,254,316

TOTAL PREFERRED STOCK
(Cost $6,318,709)		6,254,316

See Notes to Financial Statements.

Semi-Annual Report | December 31, 2017	7

Cullen International High Dividend Fund	Schedule of Investments
December 31, 2017 (Unaudited)

Value
(Note 2)
TOTAL INVESTMENTS 97.72%
(Cost $196,779,567)	$248,707,293

Other Assets In Excess Of Liabilities and 2.28%	5,810,856

NET ASSETS 100.00%	$254,518,149

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 2)
COMMON STOCKS
Financials	29.47%	$74,997,229
Consumer Staples	13.28	33,802,732
Health Care	10.20	25,980,363
Industrials	9.21	23,426,860
Consumer Discretionary	7.87	20,020,182
Telecommunication Services	7.76	19,776,401
Energy	6.31	16,062,537
Materials	5.62	14,287,583
Utilities	2.90	7,368,660
Information Technology	2.64	6,730,430
TOTAL COMMON STOCKS	95.26	242,452,977

PREFERRED STOCK
Telecommunication Services	2.46	6,254,316
TOTAL PREFERRED STOCK	2.46	6,254,316

TOTAL INVESTMENTS	97.72%	$248,707,293
Other Assets In Excess Of Liabilities	2.28	5,810,856
TOTAL NET ASSETS	100.00%	$254,518,149

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
8	www.cullenfunds.com

Cullen High Dividend Equity Fund	Schedule of Investments
December 31, 2017 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS - 98.24%
Aerospace & Defense - 4.96%
Boeing Co.	154,450	$45,548,849
Raytheon Co.	247,400	46,474,090
		92,022,939

Auto Parts & Equipment - 0.82%
Adient PLC	35,325	2,780,078
Johnson Controls International PLC	326,000	12,423,860
		15,203,938
Banks - 1.50%
SunTrust Banks, Inc.	430,069	27,778,157

Chemicals - 3.12%
DowDuPont, Inc.	811,360	57,785,059

Communications Equipment - 5.51%
Cisco Systems, Inc.	1,487,180	56,958,994
Corning, Inc.	1,413,415	45,215,146
		102,174,140

Distillers & Vintners - 2.89%
Diageo PLC - Sponsored ADR	366,450	53,512,694

Distributors - 3.07%
Genuine Parts Co.	598,890	56,900,539

Diversified Banks - 8.24%
HSBC Holdings PLC - Sponsored ADR	837,600	43,253,664
JPMorgan Chase & Co.	570,250	60,982,535
Wells Fargo & Co.	801,000	48,596,670
		152,832,869
Electric Utilities - 3.05%
NextEra Energy, Inc.	362,200	56,572,018

Household Products - 4.84%
Kimberly-Clark Corp.	320,835	38,711,951
Unilever NV	907,194	51,093,166
		89,805,117
Industrial Conglomerates - 5.12%
3M Co.	222,730	52,423,960
General Electric Co.	2,435,200	42,494,240
		94,918,200
Insurance - 0.31%
Brighthouse Financial, Inc.(a)	97,195	5,699,515

Integrated Oil & Gas - 9.44%
Chevron Corp.	447,700	56,047,563
ConocoPhillips	838,450	46,022,520
Exxon Mobil Corp.	345,450	28,893,438

		Value
	Shares	(Note 2)
Integrated Oil & Gas (continued)
Royal Dutch Shell PLC, - Class B, Sponsored ADR	644,600	$44,019,734
		174,983,255
Integrated Telecommunication - 3.09%
BCE, Inc.	1,192,180	57,236,562

Integrated Telecommunication Services - 2.85%
AT&T, Inc.	1,356,850	52,754,328

Life & Health Insurance - 2.92%
MetLife, Inc.	1,069,150	54,056,224

Miscellaneous Manufacturing - 0.98%
Siemens AG - Sponsored ADR	261,670	18,125,881

Pharmaceuticals - 15.14%
AstraZeneca PLC - Sponsored ADR	1,258,986	43,686,814
Eli Lilly & Co.	466,050	39,362,583
Johnson & Johnson	398,680	55,703,570
Merck & Co., Inc.	821,600	46,231,432
Novartis AG - Sponsored ADR	576,446	48,398,406
Pfizer, Inc.	1,307,050	47,341,351
		280,724,156

Property & Casualty Insurance - 6.01%
Chubb Ltd.	379,025	55,386,923
Travelers Cos., Inc.	412,400	55,937,936
		111,324,859

Semiconductors - 2.77%
Intel Corp.	1,111,900	51,325,304

Specialized REITs - 3.94%
HCP, Inc.	676,150	17,633,992
Welltower, Inc.	868,050	55,355,549
		72,989,541

Systems Software - 2.72%
Microsoft Corp.	588,550	50,344,567

Tobacco - 4.95%
Altria Group, Inc.	728,900	52,050,749
Philip Morris International, Inc.	376,719	39,800,362
		91,851,111

TOTAL COMMON STOCKS
(Cost $1,034,896,188)		1,820,920,973

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2017	9

Cullen High Dividend Equity Fund	Schedule of Investments
December 31, 2017 (Unaudited)

Value
(Note 2)
TOTAL INVESTMENTS 98.24%
(Cost $1,034,896,188)	$1,820,920,973

Other Assets In Excess Of Liabilities and 1.76%	32,731,018

NET ASSETS 100.00%	$1,853,651,991

(a)    Non-Income Producing Security.

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 2)
COMMON STOCKS
Financials	18.98%	$351,691,624
Health Care	15.14	280,724,156
Consumer Staples	12.68	235,168,922
Industrials	11.73	217,490,880
Information Technology	11.00	203,844,011
Energy	9.44	174,983,255
Telecommunication Services	5.94	109,990,890
Real Estate	3.94	72,989,541
Consumer Discretionary	3.22	59,680,617
Materials	3.12	57,785,059
Utilities	3.05	56,572,018
TOTAL COMMON STOCKS	98.24	1,820,920,973

TOTAL INVESTMENTS	98.24%	$1,820,920,973
Other Assets In Excess Of Liabilities	1.76	32,731,018
TOTAL NET ASSETS	100.00%	$1,853,651,991

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
10	www.cullenfunds.com

Cullen Small Cap Value Fund	Schedule of Investments
December 31, 2017 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS - 95.35%
Aerospace & Defense - 4.17%
Orbital ATK, Inc.	1,260	$165,690

Airlines - 1.80%
JetBlue Airways Corp.(a)	3,210	71,711

Apparel - 3.99%
Carter’s, Inc.	1,350	158,611

Auto Parts & Equipment - 2.60%
Motorcar Parts of America, Inc.(a)	4,135	103,334

Commercial Services - 3.66%
Robert Half International, Inc.	2,620	145,515

Communications - 3.51%
Mitel Networks Corp.(a)	16,960	139,581

Computer Hardware - 2.01%
Avnet, Inc.	2,020	80,032

Construction & Engineering - 4.74%
Quanta Services, Inc.(a)	4,820	188,510

Electronic Equipment & Instruments - 10.22%
Babcock & Wilcox Enterprises, Inc.(a)	12,060	68,501
Orbotech Ltd.(a)	4,640	233,113
VeriFone Systems, Inc.(a)	5,910	104,666
		406,280

Environmental & Facilities Services - 2.43%
Team, Inc.(a)	6,500	96,850

Gold - 2.47%
Tahoe Resources, Inc.	20,500	98,195

Healthcare-Services - 7.01%
Brookdale Senior Living, Inc.(a)	5,045	48,937
Capital Senior Living Corp.(a)	3,960	53,420
Ensign Group, Inc.	7,950	176,490
		278,847

Household Products/Wares - 3.32%
Helen of Troy Ltd.(a)	1,370	132,000

Insurance - 6.13%
Assured Guaranty Ltd.	1,020	34,547
Brighthouse Financial, Inc.(a)	1,285	75,353
United Insurance Holdings Corp.	7,760	133,860
		243,760

		Value
	Shares	(Note 2)
Machinery-Diversified - 3.41%
AGCO Corp.	1,900	$135,717

Media - 6.23%
AMC Networks, Inc., Class A(a)	1,855	100,318
Scripps Networks Interactive, Inc., Class A	1,725	147,281
		247,599

Oil & Gas Exploration & Production - 3.76%
Cimarex Energy Co.	1,225	149,462

Oil & Gas Services - 1.33%
Oceaneering International, Inc.	2,500	52,850

Regional Banks - 10.18%
Bank of the Ozarks	2,300	111,435
CVB Financial Corp.	2,950	69,502
First Bancorp	3,400	120,054
National Bank Holdings Corp., Class A	3,200	103,776
		404,767

Savings & Loans - 6.78%
HomeStreet, Inc.(a)	4,810	139,250
United Community Financial Corp.	14,280	130,376
		269,626

Software - 2.91%
Verint Systems, Inc.(a)	2,770	115,925

Technology - 2.69%
Quality Systems, Inc.(a)	7,875	106,943

TOTAL COMMON STOCKS
(Cost $3,099,913)		3,791,805

			Value
	7-Day Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS - 4.66%
JPMorgan U.S. Government Money Fund, Institutional Class	1.136%	185,207	185,207

TOTAL SHORT TERM INVESTMENTS (Cost $185,207)			185,207

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2017	11

Cullen Small Cap Value Fund	Schedule of Investments
December 31, 2017 (Unaudited)

Value
(Note 2)
TOTAL INVESTMENTS 100.01% (Cost $3,285,120)	$3,977,012

Liabilities In Excess Of Other Assets ((0.01)%)	(303)

NET ASSETS 100.00%	$3,976,709

(a)     Non-Income Producing Security.

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 2)
COMMON STOCKS
Financials	23.09%	$918,153
Industrials	21.94	872,494
Information Technology	16.92	673,317
Consumer Discretionary	16.14	641,544
Health Care	9.70	385,790
Energy	5.09	202,312
Materials	2.47	98,195
TOTAL COMMON STOCKS	95.35	3,791,805

SHORT TERM INVESTMENTS	4.66	185,207

TOTAL INVESTMENTS	100.01%	$3,977,012
Liabilities in Excess of Other Assets	(0.01)	(303)
TOTAL NET ASSETS	100.00%	$3,976,709

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
12	www.cullenfunds.com

Cullen Value Fund	Schedule of Investments
December 31, 2017 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS - 96.78%
Aerospace & Defense - 4.99%
Boeing Co.	3,025	$892,102
Raytheon Co.	4,475	840,629
		1,732,731

Agriculture - 1.78%
Archer-Daniels-Midland Co.	15,450	619,236

Auto Parts & Equipment - 1.62%
Adient PLC	987	77,677
BorgWarner, Inc.	9,500	485,355
		563,032

Communications Equipment - 3.59%
Cisco Systems, Inc.	32,600	1,248,580

Diversified Banks - 10.89%
Citigroup, Inc.	17,100	1,272,411
JPMorgan Chase & Co.	12,600	1,347,444
Wells Fargo & Co.	19,200	1,164,864
		3,784,719

Electronics - 2.68%
Arrow Electronics, Inc.(a)	11,600	932,756

Gold - 2.50%
Newmont Mining Corp.	23,200	870,464

Health Care Equipment - 2.71%
Medtronic PLC	11,660	941,545

Heavy Electrical Equipment - 2.34%
ABB Ltd. - Sponsored ADR	30,350	813,987

Household Products - 2.11%
Unilever NV	12,990	731,597

Industrial Conglomerates - 3.05%
3M Co.	4,500	1,059,165

Insurance - 0.21%
Brighthouse Financial, Inc.(a)	1,225	71,834

Integrated Oil & Gas - 5.79%
Chevron Corp.	9,750	1,220,602
ConocoPhillips	14,450	793,161
		2,013,763

Integrated Telecommunication Services - 2.43%
AT&T, Inc.	21,700	843,696

		Value
	Shares	(Note 2)
Investment Banking & Brokerage - 2.29%
Morgan Stanley	15,200	$797,544

Life & Health Insurance - 1.96%
MetLife, Inc.	13,480	681,549

Life Sciences Tools & Services - 2.46%
Thermo Fisher Scientific, Inc.	4,500	854,460

Managed Health Care - 3.76%
Aetna, Inc.	7,250	1,307,827

Miscellaneous Manufacturing - 3.33%
Siemens AG - Sponsored ADR	16,700	1,156,809

Movies & Entertainment - 2.13%
Walt Disney Co.	6,900	741,819

Oil & Gas Equipment & Services - 2.26%
Halliburton Co.	16,050	784,364

Oil & Gas Exploration & Production - 1.18%
Devon Energy Corp.	9,875	408,825

Pharmaceuticals - 11.73%
GlaxoSmithKline PLC - Sponsored ADR	13,800	489,486
Johnson & Johnson	5,915	826,444
Mallinckrodt PLC(a)	1,477	33,321
Merck & Co., Inc.	15,150	852,490
Novartis AG - Sponsored ADR	9,600	806,016
Pfizer, Inc.	29,550	1,070,301
		4,078,058

Property & Casualty Insurance - 9.36%
Allstate Corp.	8,600	900,506
Chubb Ltd.	8,306	1,213,756
Travelers Cos., Inc.	8,400	1,139,376
		3,253,638

Regional Banks - 2.98%
BB&T Corp.	20,850	1,036,662

Systems Software - 6.65%
Microsoft Corp.	15,850	1,355,809
Oracle Corp.	20,200	955,056
		2,310,865

TOTAL COMMON STOCKS (Cost $21,129,779)		33,639,525

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2017	13

Cullen Value Fund	Schedule of Investments
December 31, 2017 (Unaudited)

			Value
	7-Day Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS - 2.42%
JPMorgan U.S. Government Money Fund, Institutional Class	1.136%	839,622	$839,622

TOTAL SHORT TERM INVESTMENTS (Cost $839,622)			839,622

TOTAL INVESTMENTS 99.20% (Cost $21,969,401)			$34,479,147

Other Assets In Excess Of Liabilities and 0.80%			277,224

NET ASSETS 100.00%			$34,756,371

(a)     Non-Income Producing Security.

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 2)
COMMON STOCKS
Financials	27.69%	$9,625,946
Health Care	20.66	7,181,890
Industrials	13.71	4,762,692
Information Technology	12.92	4,492,201
Energy	9.23	3,206,952
Consumer Staples	3.89	1,350,833
Consumer Discretionary	3.75	1,304,851
Materials	2.50	870,464
Telecommunication Services	2.43	843,696
TOTAL COMMON STOCKS	96.78	33,639,525

SHORT TERM INVESTMENTS	2.42	839,622

TOTAL INVESTMENTS	99.20%	$34,479,147
Other Assets In Excess Of Liabilities	0.80	277,224
TOTAL NET ASSETS	100.00%	$34,756,371

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
14	www.cullenfunds.com

Cullen Emerging Markets High Dividend Fund	Schedule of Investments
December 31, 2017 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS - 85.78%
Austria - 1.38%
Erste Group Bank AG	120,150	$5,204,971

Brazil - 8.34%
AES Tiete Energia SA	943,462	3,634,935
Ambev SA - ADR	763,550	4,932,533
B3 SA - Brasil Bolsa Balcao	281,192	1,930,647
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	464,850	4,857,683
Telefonica Brasil SA - ADR	522,610	7,750,306
Vale SA - Sponsored ADR	684,900	8,376,327
		31,482,431

Chile - 0.66%
Vina Concha y Toro SA	1,314,867	2,488,291

China - 2.15%
China Petroleum & Chemical Corp., Class H	7,104,000	5,210,124
Great Wall Motor Co. Ltd., Class H	2,531,500	2,899,957
		8,110,081

Czech Republic - 0.15%
Moneta Money Bank AS(a)(b)	148,450	574,450

Greece - 2.38%
OPAP SA	714,800	9,005,360

Hong Kong - 18.72%
AIA Group Ltd.	1,520,000	12,966,843
China Everbright Ltd.	3,274,000	7,325,050
China Mobile Ltd. - Sponsored ADR	71,300	3,603,502
IGG, Inc.	3,490,000	3,770,148
Nine Dragons Paper Holdings Ltd.	3,950,000	6,329,828
Sands China Ltd.	757,000	3,909,579
Times Property Holdings Ltd.	6,450,000	6,348,580
Value Partners Group Ltd.	8,359,450	8,880,682
WH Group Ltd.(a)(b)	5,669,500	6,400,352
Xinhua Winshare Publishing and Media Co. Ltd., Class H	1,245,000	989,581
Xinyi Glass Holdings Ltd.	6,750,000	8,795,126
Xtep International Holdings Ltd.	3,535,000	1,380,002
		70,699,273

Hungary - 0.24%
Magyar Telekom Telecommunications PLC	521,250	921,899

India - 4.24%
Ascendas India Trust	4,663,900	4,010,232
ICICI Bank Ltd. - Sponsored ADR	972,450	9,461,939

		Value
	Shares	(Note 2)
India (continued)
RHT Health Trust	4,072,200	$2,557,589
		16,029,760

Indonesia - 4.85%
Bank Rakyat Indonesia Persero Tbk PT	21,587,500	5,791,671
Gudang Garam Tbk PT	793,300	4,899,837
Indo Tambangraya Megah Tbk PT	3,536,800	5,396,113
Telekomunikasi Indonesia Persero Tbk PT	6,775,000	2,217,136
		18,304,757

Israel - 1.35%
Elbit Systems Ltd.	38,200	5,104,824

Mexico - 1.03%
PLA Administradora Industrial S de RL de CV	2,554,250	3,872,457

Russia - 8.48%
Globaltrans Investment PLC - Sponsored GDR(a)	873,337	8,200,634
LUKOIL PJSC - Sponsored ADR	154,500	8,906,925
MMC Norilsk Nickel PJSC - ADR	433,550	8,198,431
Sberbank of Russia - Sponsored ADR	394,000	6,709,820
		32,015,810

South Africa - 0.51%
Remgro Ltd.	101,800	1,941,790

South Korea - 13.00%
Doosan Bobcat, Inc.	166,775	5,577,082
Hanon Systems	670,374	8,704,123
KT&G Corp.	37,000	3,991,873
Macquarie Korea Infrastructure Fund	380,000	2,928,401
Samsung Electronics Co. Ltd.	5,970	14,209,107
Samsung Life Insurance Co. Ltd.	74,000	8,605,857
SK Telecom Co. Ltd.	20,300	5,062,912
		49,079,355

Taiwan - 14.88%
Accton Technology Corp.	2,580,000	9,189,979
Advanced Semiconductor Engineering, Inc.	4,118,856	5,280,318
Asian Pay Television Trust	12,320,000	5,434,820
CTCI Corp.	1,726,000	2,618,711
King Yuan Electronics Co. Ltd.	6,500,000	6,607,356
Powertech Technology, Inc.	2,030,000	6,002,991
Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR	267,200	10,594,480
Win Semiconductors Corp.	612,649	5,826,223
Wistron NeWeb Corp.	1,622,002	4,660,221
		56,215,099

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2017	15

Cullen Emerging Markets High Dividend Fund	Schedule of Investments
December 31, 2017 (Unaudited)

		Value
	Shares	(Note 2)
Thailand - 0.83%
Major Cineplex Group PCL	3,522,200	$3,134,207

Turkey - 0.98%
Arcelik AS	654,000	3,712,988

Vietnam - 1.61%
Saigon Securities, Inc.	4,782,500	6,065,260

TOTAL COMMON STOCKS (Cost $258,945,799)		323,963,063

		Value
	Shares	(Note 2)
PARTICIPATORY NOTES - 11.62%
China - 6.69%
Huayu Automotive Systems Co. Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 08/08/2019	2,107,742	9,609,776
Qingdao Haier Co. Ltd. (Issued by Morgan Stanley), Expires 01/04/2019	3,630,100	10,502,315
Zhengzhou Yutong Bus Co. Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 06/04/2020	1,393,804	5,151,852
		25,263,943

India - 4.93%
Indiabulls Housing Finance Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 01/30/2020	632,566	11,858,971
Power Grid Corp of India Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 11/27/2019	2,153,108	6,758,453
		18,617,424

TOTAL PARTICIPATORY NOTES (Cost $35,040,074)		43,881,367

			Value
	7-Day Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS - 1.76%
JPMorgan U.S. Government Money Fund, Institutional Class	1.136%	6,640,061	6,640,061

TOTAL SHORT TERM INVESTMENTS (Cost $6,640,061)			6,640,061

Value
(Note 2)
TOTAL INVESTMENTS 99.16% (Cost $300,625,934)	$374,484,491

Other Assets In Excess Of Liabilities and 0.84%	3,169,092

NET ASSETS 100.00%	$377,653,583

(a)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of December 31, 2017, the aggregate market value of those securities was $15,175,436, which represents approximately 4.02% of net assets.

(b)	Security exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of December 31, 2017, these securities had an aggregate value of $6,974,802 or 1.85% of net assets.

See Notes to Financial Statements.
16	www.cullenfunds.com

Cullen Emerging Markets High Dividend Fund	Schedule of Investments
December 31, 2017 (Unaudited)

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 2)
COMMON STOCKS
Financials	20.75%	$78,387,381
Information Technology	17.51	66,140,823
Consumer Discretionary	12.70	47,965,743
Materials	6.07	22,904,586
Consumer Staples	6.02	22,712,886
Industrials	5.69	21,501,251
Telecommunication Services	5.17	19,555,755
Energy	5.17	19,513,162
Real Estate	3.77	14,231,269
Utilities	2.25	8,492,618
Health Care	0.68	2,557,589
TOTAL COMMON STOCKS	85.78	323,963,063

PARTICIPATORY NOTES
Industrials	3.91	14,761,628
Financials	3.14	11,858,971
Consumer Discretionary	2.78	10,502,315
Utilities	1.79	6,758,453
TOTAL PARTICIPATORY NOTES	11.62	43,881,367

SHORT TERM INVESTMENTS	1.76	6,640,061

TOTAL INVESTMENTS	99.16%	$374,484,491
Other Assets In Excess Of Liabilities	0.84	3,169,092
TOTAL NET ASSETS	100.00%	$377,653,583

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2017	17

Cullen Enhanced Equity Income Fund	Schedule of Investments
December 31, 2017 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS - 97.96%
Agriculture - 1.90%
Archer-Daniels-Midland Co.(a)	18,250	$731,460

Auto Parts & Equipment - 2.20%
Johnson Controls International PLC(a)	22,280	849,091

Banks - 2.49%
SunTrust Banks, Inc.	14,850	959,162

Chemicals - 2.42%
DowDuPont, Inc.(a)	13,120	934,435

Communications Equipment - 6.18%
Cisco Systems, Inc.	34,780	1,332,074
Corning, Inc.	32,900	1,052,471
		2,384,545

Distributors - 3.04%
Genuine Parts Co.(a)	12,350	1,173,373

Diversified Banks - 7.69%
HSBC Holdings PLC - Sponsored ADR(a)	15,140	781,830
JPMorgan Chase & Co.	8,200	876,908
Wells Fargo & Co.(a)	21,550	1,307,438
		2,966,176

Electric - 6.03%
Edison International	18,220	1,152,233
PPL Corp.	37,920	1,173,624
		2,325,857

Electrical Components & Equipment - 2.97%
Eaton Corp. PLC	14,510	1,146,435

Household Products - 3.93%
Kimberly-Clark Corp.	8,000	965,280
Unilever NV	9,800	551,936
		1,517,216

Industrial Conglomerates - 4.94%
General Electric Co.	55,700	971,965
Honeywell International, Inc.	6,080	932,429
		1,904,394

Integrated Oil & Gas - 10.17%
Chevron Corp.(a)	9,550	1,195,564
ConocoPhillips(a)	14,500	795,905
Exxon Mobil Corp.	13,750	1,150,050
Royal Dutch Shell PLC, - Class B, Sponsored ADR	11,430	780,555
		3,922,074

		Value
	Shares	(Note 2)
Integrated Telecommunication Services - 3.10%
AT&T, Inc.	30,800	$1,197,504

Life & Health Insurance - 2.73%
MetLife, Inc.(a)	20,860	1,054,682

Pharmaceuticals - 15.12%
AstraZeneca PLC - Sponsored ADR(a)	28,540	990,338
Johnson & Johnson	8,050	1,124,746
Merck & Co., Inc.	19,910	1,120,336
Novartis AG - Sponsored ADR	12,940	1,086,442
Novo Nordisk A/S - Sponsored ADR	14,340	769,628
Pfizer, Inc.	20,500	742,510
		5,834,000

Property & Casualty Insurance - 5.77%
Chubb Ltd.	7,470	1,091,591
Travelers Cos., Inc.	8,380	1,136,663
		2,228,254

Semiconductors - 3.25%
Intel Corp.(a)	27,150	1,253,244

Specialized REITs - 5.64%
HCP, Inc.	34,870	909,410
Welltower, Inc.	19,850	1,265,834
		2,175,244

Telecommunications - 2.95%
Verizon Communications, Inc.	21,500	1,137,995

Tobacco - 5.44%
Altria Group, Inc.(a)	16,400	1,171,124
Philip Morris International, Inc.	8,800	929,720
		2,100,844

TOTAL COMMON STOCKS
(Cost $36,904,660)		37,795,985

			Value
	7-Day Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS - 2.21%
JPMorgan U.S. Government Money Fund, Institutional Class	1.136%	852,243	852,243

TOTAL SHORT TERM INVESTMENTS (Cost $852,243)			852,243

See Notes to Financial Statements.
18	www.cullenfunds.com

Cullen Enhanced Equity Income Fund	Schedule of Investments
December 31, 2017 (Unaudited)

Value
(Note 2)
TOTAL INVESTMENTS 100.17% (Cost $37,756,903)	$38,648,228

Liabilities In Excess Of Other Assets ((0.17)%)	(66,305)

NET ASSETS 100.00%	$38,581,923

SCHEDULE OF WRITTEN	Notional	Number of
OPTIONS	Amount	Contracts	Value

CALL OPTIONS WRITTEN (0.37%)
Altria Group Inc., Expires January, 2018, Exercise Price $73.50	$(585,562)	(82)	$(3,280)
Archer-Daniels-Midland Co., Expires January, 2018, Exercise Price $41.00	(368,736)	(92)	(2,576)
AstraZeneca PlC - Sponsored ADR, Expires January, 2018, Exercise Price $34.00	(988,950)	(285)	(28,500)
Chevron Corp., Expires January, 2018, Exercise Price $127.00	(1,189,305)	(95)	(8,550)
ConocoPhillips, Expires January, 2018, Exercise Price $54.00	(795,905)	(145)	(25,375)
DowDuPont Inc., Expires January, 2018, Exercise Price $72.00	(470,052)	(66)	(4,554)
Genuine Parts Co., Expires January, 2018, Exercise Price $95.00	(1,168,623)	(123)	(20,049)
HSBC Holdings PLC - Sponsored ADR, Expires January, 2018, Exercise Price $51.50	(779,764)	(151)	(12,080)
Intel Corp., Expires January, 2018, Exercise Price $47.50	(992,440)	(215)	(7,310)

			Value
			(Note 2)
SCHEDULE OF WRITTEN	Notional	Number of
OPTIONS	Amount	Contracts	Value

CALL OPTIONS WRITTEN (continued)
Johnson Controls International, Expires January, 2018, Exercise Price $38.00	$(426,832)	(112)	$(9,520)
Merck & Co., Expires January, 2018, Exercise Price $57.00	(562,700)	(100)	(4,700)
Metlife, Inc., Expires January, 2018, Exercise Price $55.00	(1,051,648)	(208)	(2,288)
Novartis AG, Expires January, 2018, Exercise Price $85.00	(545,740)	(65)	(3,575)
Novo Nordisk A/S - Sponsored ADR, Expires January, 2018, Exercise Price $55.00	(386,424)	(72)	(2,880)
Wells Fargo & Co., Expires January, 2018, Exercise Price $62.50	(655,236)	(108)	(6,156)

TOTAL CALL OPTIONS WRITTEN (Premiums received $132,476)			(141,393)

TOTAL WRITTEN OPTIONS (Premiums received $132,476)			$(141,393)

(a)  Pledged security; a portion or all of the security is pledged as collateral for written options as of December 31, 2017.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2017	19

Cullen Enhanced Equity Income Fund	Schedule of Investments
December 31, 2017 (Unaudited)

COMMON STOCKS
Financials	18.68	7,208,274
Health Care	15.12	5,834,000
Consumer Staples	11.27	4,349,520
Energy	10.17	3,922,074
Industrials	10.11	3,899,920
Information Technology	9.43	3,637,789
Telecommunication Services	6.05	2,335,499
Utilities	6.03	2,325,857
Real Estate	5.64	2,175,244
Consumer Discretionary	3.04	1,173,373
Materials	2.42	934,435
TOTAL COMMON STOCKS	97.96	37,795,985

SHORT TERM INVESTMENTS	2.21	852,243

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 2)
CALL OPTIONS WRITTEN
Materials	(0.01)%	$(4,554)
Industrials	(0.02)	(9,520)
Consumer Staples	(0.02)	(5,856)
Information Technology	(0.02)	(7,310)
Consumer Discretionary	(0.05)	(20,049)
Financials	(0.06)	(20,524)
Energy	(0.09)	(33,925)
Health Care	(0.10)	(39,655)
TOTAL CALL OPTIONS WRITTEN	(0.37)	(141,393)

TOTAL INVESTMENTS	99.80%	$38,506,835
Other Assets In Excess Of Liabilities	0.20	75,088
TOTAL NET ASSETS	100.00%	$38,581,923

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.
20	www.cullenfunds.com

Cullen Funds Trust	Statements of Assets and Liabilities
December 31, 2017 (Unaudited)

					Cullen
	Cullen				Emerging	Cullen
	International				Markets	Enhanced
	High	Cullen High	Cullen Small		High	Equity
	Dividend	Dividend	Cap Value	Cullen Value	Dividend	Income
	Fund	Equity Fund	Fund	Fund	Fund	Fund

ASSETS:
Investments, at value	$248,707,293	$1,820,920,973	$3,977,012	$34,479,147	$374,484,491	$38,648,228
Cash	–	–	112	686	–	2,282
Foreign currencies, at value (Cost $3,851,619, –, –, –, $4,286,548 and –, respectively)	3,838,750	–	–	–	4,288,172	–
Receivable for investments sold	89,420	42,719,407	–	–	3,160,466	6,412
Receivable for fund shares sold	1,007,101	990,775	560	262,000	489,481	14,864
Dividends receivable	1,546,783	3,550,087	636	38,901	679,444	75,821
Receivable due from Investment Advisor	–	–	18,663	656	–	707
Prepaid expenses and other assets	37,879	52,948	25,167	21,532	28,807	29,138
Total Assets	255,227,226	1,868,234,190	4,022,150	34,802,922	383,130,861	38,777,452
LIABILITIES:
Payable to custodian due to overdraft	206,013	12,760,768	–	–	17,358	–
Written options, at value (Premiums received –, –, –, –, – and $132,476, respectively)	–	–	–	–	–	141,393
Payable to Investment Advisor	168,264	1,086,201	–	–	219,583	–
Payable for investments purchased	89,427	–	–	–	5,032,420	–
Payable for shares redeemed	141,598	454,220	–	–	35,395	–
Distribution fees payable	5,395	122,146	146	549	5,848	4,778
Trustees’ fees and expenses payable	20,329	20,329	20,329	20,329	20,329	20,329
Accrued expenses and other liabilities	78,051	138,535	24,966	25,673	146,345	29,029
Total Liabilities	709,077	14,582,199	45,441	46,551	5,477,278	195,529
NET ASSETS	$254,518,149	$1,853,651,991	$3,976,709	$34,756,371	$377,653,583	$38,581,923

NET ASSETS CONSIST OF
Paid-in capital	$253,267,180	$1,004,797,295	$3,293,395	$22,562,919	$342,573,341	$38,325,495
Undistributed net investment income/(loss)	(2,664,276)	696,153	(14,876)	(7,137)	(4,846,666)	(978,573)
Accumulated net realized gain/(loss)	(48,006,228)	62,106,796	6,298	(309,157)	(33,944,383)	352,593
Net unrealized appreciation	51,921,473	786,051,747	691,892	12,509,746	73,871,291	882,408
NET ASSETS	$254,518,149	$1,853,651,991	$3,976,709	$34,756,371	$377,653,583	$38,581,923
INVESTMENTS, AT COST	$196,779,567	$1,034,896,188	$3,285,120	$21,969,401	$300,625,934	$37,756,903

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2017	21

Cullen Funds Trust	Statements of Assets and Liabilities
December 31, 2017 (Unaudited)

	Cullen International High Dividend Fund	Cullen High Dividend Equity Fund	Cullen Small Cap Value Fund	Cullen Value Fund	Cullen Emerging Markets High Dividend Fund	Cullen Enhanced Equity Income Fund

PRICING OF SHARES

Retail:
Net Asset Value, offering and redemption price per share	$10.57	$18.41	$11.76	$15.65	$11.52	$10.62
Net Assets	$11,912,017	$246,806,946	$483,760	$659,841	$16,554,443	$2,785,765
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	1,127,152	13,403,644	41,127	42,169	1,436,535	262,303

Class C:
Net Asset Value, offering and redemption price per share	$10.54	$18.24	$10.96	$15.63	$11.41	$10.64
Net Assets	$3,233,796	$78,041,340	$54,583	$478,568	$2,883,881	$5,009,237
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	306,887	4,278,038	4,981	30,623	252,741	470,911

Class I:
Net Asset Value, offering and redemption price per share	$10.65	$18.42	$12.02	$15.64	$11.59	$10.67
Net Assets	$239,172,296	$1,526,851,797	$3,438,366	$33,617,962	$358,215,259	$30,786,921
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	22,462,108	82,881,129	286,103	2,149,759	30,899,175	2,885,548

Class R1:
Net Asset Value, offering and redemption price per share	$12.24	$16.02	N/A	N/A	N/A	N/A
Net Assets	$72,670	$474,704	N/A	N/A	N/A	N/A
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	5,935	29,638	N/A	N/A	N/A	N/A

Class R2:
Net Asset Value, offering and redemption price per share	$12.16	$16.22	N/A	N/A	N/A	N/A
Net Assets	$127,370	$1,477,204	N/A	N/A	N/A	N/A
Shares issued (unlimited number of beneficial interest authorized, $0.001 par value)	10,479	91,094	N/A	N/A	N/A	N/A

See Notes to Financial Statements.
22	www.cullenfunds.com

Cullen Funds Trust	Statements of Operations
Six Months Ended December 31, 2017 (Unaudited)

					Cullen
	Cullen				Emerging	Cullen
	International				Markets	Enhanced
	High	Cullen High	Cullen Small		High	Equity
	Dividend	Dividend	Cap Value	Cullen Value	Dividend	Income
	Fund	Equity Fund	Fund	Fund	Fund	Fund
INVESTMENT INCOME
Dividends*	$2,974,025	$27,058,567	$12,393	$341,237	$6,067,211	$481,978
Total Investment Income	2,974,025	27,058,567	12,393	341,237	6,067,211	481,978
EXPENSES
Investment advisory fees (Note 6)	1,250,423	9,322,409	18,950	166,591	1,749,675	157,073
Administrative fees	40,279	243,434	1,998	5,708	55,143	5,603
Distribution fees (Note 7)
Retail	29,293	355,477	586	778	21,478	2,932
Class C	15,339	416,320	274	2,330	14,405	19,400
Class R1	174	1,205	N/A	N/A	N/A	N/A
Class R2	156	2,391	N/A	N/A	N/A	N/A
Shareholder services fees (Note 8)
Class R2	N/A	2,391	N/A	N/A	N/A	N/A
Registration and filing fees	35,516	44,021	22,483	21,506	25,546	22,175
Custody fees	51,974	58,343	1,524	1,575	283,836	7,178
Transfer agent fees	37,112	128,854	20,112	20,247	22,446	21,699
Legal fees	14,767	14,767	14,767	14,767	14,767	14,818
Professional fees	25,044	21,507	21,215	21,215	21,215	21,767
Shareholder reports	5,983	51,223	100	668	6,118	315
Trustees’ fees	40,329	40,329	40,329	40,329	40,329	40,329
Other expenses	7,625	34,985	1,451	1,914	8,185	2,979
Total Expenses	1,554,014	10,737,656	143,789	297,628	2,263,143	316,268
Less expenses reimbursed from Investment Advisor (Note 6)
Retail	(23,866)	(452,723)	(15,338)	(3,167)	(23,288)	(13,158)
Class C	(3,148)	(132,660)	(1,787)	(2,371)	(3,921)	(21,567)
Class I	(230,319)	(2,379,410)	(106,851)	(164,004)	(448,863)	(141,033)
Class R1	N/A	(158)	N/A	N/A	N/A	N/A
Class R2	N/A	(3,050)	N/A	N/A	N/A	N/A
Net Expenses	1,296,681	7,769,655	19,813	128,086	1,787,071	140,510
Net Investment Income/(Loss)	1,677,344	19,288,912	(7,420)	213,151	4,280,140	341,468
Net realized gain/(loss) on:
Investments	459,023	96,173,235	77,265	446,326	7,206,454	(98,598)
Written options	–	–	–	–	–	388,154
Foreign currency related transactions	(84,205)	8,012	–	–	(44,767)	–
Total Net Realized Gain/(Loss)	374,818	96,181,247	77,265	446,326	7,161,687	289,556
Net change in unrealized appreciation/(depreciation) on:
Investments	8,897,579	24,964,239	20,643	2,353,550	24,361,723	585,587
Written options	–	–	–	–	–	4,462
Foreign currency related transactions	25,834	14,706	–	–	(7,683)	–
Total net change in unrealized appreciation/(depreciation)	8,923,413	24,978,945	20,643	2,353,550	24,354,040	590,049
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	9,298,231	121,160,192	97,908	2,799,876	31,515,727	879,605
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,975,575	$140,449,104	$90,488	$3,013,027	$35,795,867	$1,221,073
*Foreign taxes withheld on dividends	$202,490	$360,358	$–	$1,697	$740,404	$2,604

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2017	23

Cullen Funds Trust	Statements of Changes in Net Assets

	Cullen International High Dividend Fund		Cullen High Dividend Equity Fund
	Six Months Ended		Six Months Ended
	December 31, 2017	Year Ended	December 31, 2017	Year Ended
	(Unaudited)	June 30, 2017	(Unaudited)	June 30, 2017
OPERATIONS
Net investment income	$1,677,344	$5,919,547	$19,288,912	$46,064,239
Net realized gain	374,818	671,064	96,181,247	121,521,318
Net change in unrealized appreciation	8,923,413	17,847,581	24,978,945	40,352,251
Net Increase in Net Assets Resulting from Operations	10,975,575	24,438,192	140,449,104	207,937,808
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Retail	(427,531)	(959,374)	(2,537,220)	(7,541,436)
Class C	(42,385)	(53,365)	(493,306)	(1,456,474)
Class I	(4,048,756)	(4,880,817)	(15,543,830)	(37,072,063)
Class R1	(886)	(1,068)	(3,828)	(56,880)
Class R2	(1,722)	(2,160)	(14,575)	(80,815)
From net realized gains
Retail	–	–	(18,454,538)	(8,799,104)
Class C	–	–	(5,871,235)	(2,404,755)
Class I	–	–	(115,085,551)	(39,462,095)
Class R1	–	–	(39,602)	(101,450)
Class R2	–	–	(122,118)	(108,437)
Net Decrease in Net Assets from Distributions	(4,521,280)	(5,896,784)	(158,165,803)	(97,083,509)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	1,776,167	15,437,844	9,172,092	56,447,621
Class C	590,733	1,001,993	1,342,454	5,645,182
Class I	58,100,376	78,871,966	182,862,199	222,060,093
Class R1	3,954	1,043	21,530	385,826
Class R2	1,591	9,859	69,045	441,509
Dividends reinvested
Retail	422,938	906,342	20,554,857	15,290,813
Class C	33,820	44,416	6,155,663	3,681,125
Class I	2,509,205	2,832,343	90,219,603	51,102,285
Class R1	886	1,068	43,430	158,330
Class R2	1,722	2,160	136,694	189,252
Shares redeemed
Retail	(32,323,913)	(12,695,503)	(122,353,062)	(88,435,666)
Class C	(373,945)	(1,681,663)	(16,202,224)	(21,908,240)
Class I	(21,346,051)	(96,585,247)	(134,389,964)	(458,483,052)
Class R1	–	(1,616)	(78,233)	(3,145,812)
Class R2	(375)	(68,601)	(2,321,095)	(879,866)
Net Increase/(Decrease) in Net Assets Derived from Capital Share Transactions	9,397,108	(11,923,596)	35,232,989	(217,450,600)
Net Increase/(Decrease) in Net Assets	15,851,403	6,617,812	17,516,290	(106,596,301)
NET ASSETS
Beginning of period	238,666,746	232,048,934	1,836,135,701	1,942,732,002
End of period *	$254,518,149	$238,666,746	$1,853,651,991	$1,836,135,701
*Includes undistributed net investment income/(loss) of:	$(2,664,276)	$179,660	$696,153	$–

See Notes to Financial Statements.
24	www.cullenfunds.com

Cullen Funds Trust	Statements of Changes in Net Assets

	Cullen Small Cap Value Fund		Cullen Value Fund
	Six Months Ended		Six Months Ended
	December 31, 2017	Year Ended	December 31, 2017	Year Ended
	(Unaudited)	June 30, 2017	(Unaudited)	June 30, 2017
OPERATIONS
Net investment income/(loss)	$(7,420)	$(6,070)	$213,151	$541,649
Net realized gain	77,265	957,553	446,326	1,826,661
Net change in unrealized appreciation	20,643	139,395	2,353,550	2,588,777
Net Increase in Net Assets Resulting from Operations	90,488	1,090,878	3,013,027	4,957,087
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Retail	–	(115)	(3,661)	(9,293)
Class C	–	–	(1,004)	(3,163)
Class I	–	(4,118)	(230,028)	(547,377)
From net realized gains
Retail	(83,878)	(3,543)	(39,321)	(4,453)
Class C	(9,966)	(507)	(28,968)	(2,878)
Class I	(581,573)	(30,820)	(1,989,683)	(207,791)
Net Decrease in Net Assets from Distributions	(675,417)	(39,103)	(2,292,665)	(774,955)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	27,840	41,487	36,698	60,697
Class C	–	–	1,584	25,100
Class I	130,394	163,568	1,245,219	6,198,021
Dividends reinvested
Retail	80,543	3,549	42,738	13,676
Class C	9,966	507	22,339	4,357
Class I	581,573	34,938	2,219,711	755,168
Shares redeemed
Retail	(21,364)	(594,105)	(26,948)	(373,623)
Class C	(11,324)	(24,866)	–	(40,206)
Class I	(85,803)	(2,450,907)	(2,512,561)	(8,360,069)
Net Increase/(Decrease) in Net Assets Derived from Capital Share Transactions	711,825	(2,825,829)	1,028,780	(1,716,879)
Net Increase/(Decrease) in Net Assets	126,896	(1,774,054)	1,749,142	2,465,253
NET ASSETS
Beginning of period	3,849,813	5,623,867	33,007,229	30,541,976
End of period *	$3,976,709	$3,849,813	$34,756,371	$33,007,229
*Includes undistributed net investment income/(loss) of:	$(14,876)	$(7,456)	$(7,137)	$14,405

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2017	25

Cullen Funds Trust	Statements of Changes in Net Assets

	Cullen Emerging Markets High Dividend
	Fund		Cullen Enhanced Equity Income Fund
	Six Months Ended		Six Months Ended
	December 31, 2017	Year Ended	December 31, 2017	Year Ended
	(Unaudited)	June 30, 2017	(Unaudited)	June 30, 2017
OPERATIONS
Net investment income	$4,280,140	$8,399,105	$341,468	$249,162
Net realized gain/(loss)	7,161,687	(3,803,586)	289,556	728,680
Net change in unrealized appreciation	24,354,040	38,944,009	590,049	59,141
Net Increase in Net Assets Resulting from Operations	35,795,867	43,539,528	1,221,073	1,036,983
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Retail	(431,079)	(495,116)	(94,307)	(27,640)
Class C	(62,319)	(90,247)	(153,964)	(20,829)
Class I	(8,836,521)	(9,284,470)	(1,071,757)	(211,201)
From net realized gains
Retail	–	–	(10,226)	(59,891)
Class C	–	–	(18,741)	(45,132)
Class I	–	–	(115,027)	(457,642)
Net Decrease in Net Assets from Distributions	(9,329,919)	(9,869,833)	(1,464,022)	(822,335)
CAPITAL SHARE TRANSACTIONS (NOTE 3)
Shares sold
Retail	2,578,249	6,914,480	987,815	1,430,407
Class C	204,376	739,343	2,455,725	1,969,436
Class I	47,843,551	120,710,804	12,058,496	15,406,546
Dividends reinvested
Retail	403,855	464,198	102,780	86,496
Class C	62,319	90,247	98,007	58,392
Class I	7,981,304	8,443,993	873,502	591,025
Shares redeemed
Retail	(4,476,333)	(4,822,270)	(219,512)	(192,228)
Class C	(601,072)	(1,335,627)	(51,984)	(31,876)
Class I	(27,273,032)	(65,439,716)	(2,031,659)	(369,747)
Net Increase in Net Assets Derived from Capital Share Transactions	26,723,217	65,765,452	14,273,170	18,948,451
Net Increase in Net Assets	53,189,165	99,435,147	14,030,221	19,163,099
NET ASSETS
Beginning of period	324,464,418	225,029,271	24,551,702	5,388,603
End of period *	$377,653,583	$324,464,418	$38,581,923	$24,551,702
*Includes undistributed net investment income/(loss) of:	$(4,846,666)	$203,113	$(978,573)	$(13)

See Notes to Financial Statements.
26	www.cullenfunds.com

Page Intentionally Left Blank

Cullen Funds Trust

Year or Period End	Net Asset Value Beginning of Period	Net Investment Income/(Loss)(a)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Total Distributions	Net Asset Value End of Period

Cullen International High Dividend Fund
Retail
12/31/2017(e)	$10.30	0.05	0.40	0.45	(0.18)	(0.18)	$10.57
6/30/2017	$9.37	0.26	0.92	1.18	(0.25)	(0.25)	$10.30
6/30/2016	$10.22	0.22	(0.85)	(0.63)	(0.22)	(0.22)	$9.37
6/30/2015	$11.45	0.26	(1.21)	(0.95)	(0.28)	(0.28)	$10.22
6/30/2014	$10.04	0.45	1.40	1.85	(0.44)	(0.44)	$11.45
6/30/2013	$9.01	0.26	0.99	1.25	(0.22)	(0.22)	$10.04
Class C
12/31/2017(e)	$10.27	0.02	0.39	0.41	(0.14)	(0.14)	$10.54
6/30/2017	$9.34	0.17	0.93	1.10	(0.17)	(0.17)	$10.27
6/30/2016	$10.19	0.16	(0.85)	(0.69)	(0.16)	(0.16)	$9.34
6/30/2015	$11.42	0.19	(1.22)	(1.03)	(0.20)	(0.20)	$10.19
6/30/2014	$10.02	0.37	1.39	1.76	(0.36)	(0.36)	$11.42
6/30/2013	$8.99	0.17	1.00	1.17	(0.14)	(0.14)	$10.02
Class I
12/31/2017(e)	$10.37	0.07	0.40	0.47	(0.19)	(0.19)	$10.65
6/30/2017	$9.43	0.27	0.94	1.21	(0.27)	(0.27)	$10.37
6/30/2016	$10.29	0.25	(0.86)	(0.61)	(0.25)	(0.25)	$9.43
6/30/2015	$11.52	0.28	(1.20)	(0.92)	(0.31)	(0.31)	$10.29
6/30/2014	$10.10	0.50	1.39	1.89	(0.47)	(0.47)	$11.52
6/30/2013	$9.07	0.34	0.94	1.28	(0.25)	(0.25)	$10.10
Class R1
12/31/2017(e)	$11.90	0.04	0.45	0.49	(0.15)	(0.15)	$12.24
6/30/2017	$10.79	0.24	1.06	1.30	(0.19)	(0.19)	$11.90
6/30/2016	$11.72	0.19	(0.95)	(0.76)	(0.17)	(0.17)	$10.79
6/30/2015	$13.09	0.25	(1.39)	(1.14)	(0.23)	(0.23)	$11.72
6/30/2014	$11.43	0.46	1.58	2.04	(0.38)	(0.38)	$13.09
6/30/2013	$10.23	0.25	1.11	1.36	(0.16)	(0.16)	$11.43
Class R2
12/31/2017(e)	$11.82	0.06	0.45	0.51	(0.17)	(0.17)	$12.16
6/30/2017	$10.71	0.26	1.07	1.33	(0.22)	(0.22)	$11.82
6/30/2016	$11.64	0.25	(0.98)	(0.73)	(0.20)	(0.20)	$10.71
6/30/2015	$13.01	0.29	(1.40)	(1.11)	(0.26)	(0.26)	$11.64
6/30/2014	$11.35	0.49	1.58	2.07	(0.41)	(0.41)	$13.01
6/30/2013	$10.17	0.26	1.11	1.37	(0.19)	(0.19)	$11.35

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
(c)	Expense ratios after reimbursements do not reflect acquired fund fees and expenses.
(d)	Portfolio turnover is not annualized for periods less than one year.
(e)	Six months ended December 31, 2017 (unaudited).
(f)	Annualized.

See Notes to Financial Statements.
28	www.cullenfunds.com

Financial Highlights
For a Share Outstanding Throughout Periods Presented

Total Return(b)	Net Assets, End of Period (000)	Ratio of Expenses Before Reimbursements to Average Net Assets		Ratio of Expenses After Reimbursements to Average Net Assets(c)		Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements		Ratio of Net Investment Income/(Loss) to Average Net Assets after Reimbursements		Portfolio Turnover Rate(d)

4.39%	$11,912	1.46	%(f)	1.25	%(f)	0.80	%(f)	1.01	%(f)	10%
12.72%	$41,377	1.48%		1.25%		2.43%		2.66%		41%
(6.09%)	$34,175	1.44%		1.25%		2.10%		2.29%		38%
(8.34%)	$56,893	1.39%		1.25%		2.31%		2.45%		44%
18.62%	$65,198	1.38%		1.25%		3.99%		4.12%		45%
13.89%	$53,713	1.54%		1.25%		2.35%		2.64%		14%

4.03%	$3,234	2.21	%(f)	2.00	%(f)	0.17	%(f)	0.37	%(f)	10%
11.90%	$2,902	2.22%		2.00%		1.59%		1.82%		41%
(6.79%)	$3,218	2.19%		2.00%		1.45%		1.64%		38%
(9.02%)	$3,956	2.15%		2.00%		1.63%		1.78%		44%
17.70%	$3,799	2.13%		2.00%		3.30%		3.43%		45%
13.06%	$2,383	2.29%		2.00%		1.43%		1.72%		14%

4.59%	$239,172	1.21	%(f)	1.00	%(f)	1.18	%(f)	1.39	%(f)	10%
13.02%	$194,201	1.22%		1.00%		2.53%		2.75%		41%
(5.90%)	$194,432	1.19%		1.00%		2.41%		2.61%		38%
(8.04%)	$244,026	1.14%		1.00%		2.47%		2.61%		44%
18.89%	$388,934	1.13%		1.00%		4.40%		4.53%		45%
14.09%	$258,951	1.28%		1.00%		3.04%		3.32%		14%

4.16%	$73	1.71	%(f)	1.71	%(f)	0.67	%(f)	0.67	%(f)	10%
12.17%	$66	1.72%		1.72%		2.12%		2.12%		41%
(6.45%)	$59	1.69%		1.69%		1.72%		1.72%		38%
(8.73%)	$101	1.64%		1.64%		2.09%		2.09%		44%
17.95%	$110	1.83%		1.75%		3.57%		3.65%		45%
13.32%	$91	2.03%		1.75%		1.87%		2.15%		14%

4.32%	$127	1.46	%(f)	1.46	%(f)	0.92	%(f)	0.92	%(f)	10%
12.52%	$121	1.47%		1.47%		2.35%		2.35%		41%
(6.23%)	$165	1.44%		1.44%		2.28%		2.28%		38%
(8.53%)	$181	1.40%		1.40%		2.43%		2.43%		44%
18.37%	$86	1.58%		1.50%		3.85%		3.93%		45%
13.49%	$69	1.79%		1.50%		1.98%		2.27%		14%

Semi-Annual Report | December 31, 2017	29

Cullen Funds Trust

Year or Period End	Net Asset Value Beginning of Period	Net Investment Income/(Loss)(a)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value End of Period

Cullen High Dividend Equity Fund
Retail
12/31/2017(e)	$18.61	0.18	1.26	1.44	(0.18)	(1.46)	(1.64)	$18.41
6/30/2017	$17.56	0.40	1.53	1.93	(0.41)	(0.47)	(0.88)	$18.61
6/30/2016	$16.64	0.40	1.38	1.78	(0.41)	(0.45)	(0.86)	$17.56
6/30/2015	$17.58	0.37	(0.35)	0.02	(0.39)	(0.57)	(0.96)	$16.64
6/30/2014	$15.28	0.65	2.31	2.96	(0.66)	–	(0.66)	$17.58
6/30/2013	$13.72	0.34	1.56	1.90	(0.34)	–	(0.34)	$15.28
Class C
12/31/2017(e)	$18.46	0.11	1.24	1.35	(0.11)	(1.46)	(1.57)	$18.24
6/30/2017	$17.44	0.27	1.51	1.78	(0.29)	(0.47)	(0.76)	$18.46
6/30/2016	$16.53	0.28	1.37	1.65	(0.29)	(0.45)	(0.74)	$17.44
6/30/2015	$17.51	0.24	(0.37)	(0.13)	(0.28)	(0.57)	(0.85)	$16.53
6/30/2014	$15.22	0.53	2.31	2.84	(0.55)	–	(0.55)	$17.51
6/30/2013	$13.68	0.24	1.54	1.78	(0.24)	–	(0.24)	$15.22
Class I
12/31/2017(e)	$18.62	0.21	1.25	1.46	(0.20)	(1.46)	(1.66)	$18.42
6/30/2017	$17.57	0.45	1.52	1.97	(0.45)	(0.47)	(0.92)	$18.62
6/30/2016	$16.64	0.45	1.38	1.83	(0.45)	(0.45)	(0.90)	$17.57
6/30/2015	$17.59	0.41	(0.36)	0.05	(0.43)	(0.57)	(1.00)	$16.64
6/30/2014	$15.28	0.69	2.32	3.01	(0.70)	–	(0.70)	$17.59
6/30/2013	$13.72	0.38	1.56	1.94	(0.38)	–	(0.38)	$15.28
Class R1
12/31/2017(e)	$16.39	0.12	1.10	1.22	(0.13)	(1.46)	(1.59)	$16.02
6/30/2017	$15.57	0.30	1.32	1.62	(0.33)	(0.47)	(0.80)	$16.39
6/30/2016	$14.84	0.28	1.23	1.51	(0.33)	(0.45)	(0.78)	$15.57
6/30/2015	$15.80	0.26	(0.33)	(0.07)	(0.32)	(0.57)	(0.89)	$14.84
6/30/2014	$13.79	0.52	2.08	2.60	(0.59)	–	(0.59)	$15.80
6/30/2013	$12.43	0.27	1.37	1.64	(0.28)	–	(0.28)	$13.79
Class R2
12/31/2017(e)	$16.57	0.12	1.14	1.26	(0.15)	(1.46)	(1.61)	$16.22
6/30/2017	$15.73	0.32	1.35	1.67	(0.36)	(0.47)	(0.83)	$16.57
6/30/2016	$14.98	0.33	1.24	1.57	(0.37)	(0.45)	(0.82)	$15.73
6/30/2015	$15.93	0.30	(0.33)	(0.03)	(0.35)	(0.57)	(0.92)	$14.98
6/30/2014	$13.94	0.65	1.97	2.62	(0.63)	–	(0.63)	$15.93
6/30/2013	$12.55	0.29	1.41	1.70	(0.31)	–	(0.31)	$13.94

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
(c)	Expense ratios after reimbursements do not reflect acquired fund fees and expenses.
(d)	Portfolio turnover is not annualized for periods less than one year.
(e)	Six months ended December 31, 2017 (unaudited).
(f)	Annualized.

See Notes to Financial Statements.
30	www.cullenfunds.com

Financial Highlights

For a Share Outstanding Throughout Periods Presented

						Ratio of Net		Ratio of Net
		Ratio of		Ratio of		Investment		Investment
		Expenses Before		Expenses After		Income/(Loss) to		Income/(Loss) to
	Net Assets,	Reimbursements		Reimbursements		Average Net Assets		Average Net Assets		Portfolio
	End of Period	to Average		to Average		before		after		Turnover
Total Return(b)	(000)	Net Assets		Net Assets(c)		Reimbursements		Reimbursements		Rate(d)

7.76%	$246,807	1.32	%(f)	1.00	%(f)	1.58	%(f)	1.90	%(f)	5%
11.35%	$339,568	1.32%		1.00%		1.93%		2.24%		20%
11.03%	$336,775	1.32%		1.00%		2.10%		2.42%		12%
(0.11%)	$409,564	1.32%		1.00%		1.80%		2.11%		10%
19.76%	$521,226	1.31%		1.00%		3.67%		3.99%		6%
14.04%	$463,198	1.37%		1.00%		1.99%		2.36%		10%

7.36%	$78,041	2.07	%(f)	1.75	%(f)	0.84	%(f)	1.16	%(f)	5%
10.51%	$87,142	2.07%		1.75%		1.18%		1.50%		20%
10.28%	$94,658	2.07%		1.75%		1.37%		1.69%		12%
(0.93%)	$91,504	2.07%		1.75%		1.06%		1.38%		10%
18.97%	$90,783	2.06%		1.75%		2.96%		3.27%		6%
13.14%	$79,194	2.12%		1.75%		1.27%		1.64%		10%

7.89%	$1,526,852	1.07	%(f)	0.75	%(f)	1.83	%(f)	2.15	%(f)	5%
11.63%	$1,405,326	1.07%		0.75%		2.18%		2.50%		20%
11.37%	$1,504,654	1.07%		0.75%		2.37%		2.69%		12%
0.06%	$1,635,821	1.07%		0.75%		2.05%		2.37%		10%
20.13%	$1,906,742	1.06%		0.75%		3.90%		4.21%		6%
14.31%	$1,924,719	1.12%		0.75%		2.24%		2.61%		10%

7.51%	$475	1.57	%(f)	1.50	%(f)	1.34	%(f)	1.41	%(f)	5%
10.81%	$496	1.57%		1.50%		1.85%		1.92%		20%
10.53%	$2,981	1.57%		1.50%		1.83%		1.90%		12%
(0.67%)	$4,552	1.57%		1.50%		1.56%		1.63%		10%
19.24%	$4,921	1.76%		1.50%		3.28%		3.54%		6%
13.35%	$3,965	1.86%		1.50%		1.67%		2.03%		10%

7.67%	$1,477	1.57	%(f)	1.25	%(f)	1.07	%(f)	1.39	%(f)	5%
11.04%	$3,604	1.57%		1.25%		1.67%		1.98%		20%
10.84%	$3,664	1.57%		1.25%		1.88%		2.20%		12%
(0.41%)	$3,365	1.32%		1.25%		1.83%		1.90%		10%
19.16%	$3,237	1.50%		1.25%		4.10%		4.36%		6%
13.73%	$827	1.62%		1.25%		1.82%		2.19%		10%

Semi-Annual Report | December 31, 2017	31

Cullen Funds Trust

Year or Period End	Net Asset Value Beginning of Period	Net Investment Income/(Loss)(a)		Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income		Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value End of Period

Cullen Small Cap Value Fund
Retail
12/31/2017(e)	$13.88	(0.04)		0.36	0.32	–		(2.44)	(2.44)	$11.76
6/30/2017	$11.56	(0.04)		2.44	2.40	(0.00	)(g)	(0.08)	(0.08)	$13.88
6/30/2016	$14.15	(0.01)		(2.26)	(2.27)	–		(0.32)	(0.32)	$11.56
6/30/2015	$17.37	(0.04)		(1.14)	(1.18)	–		(2.04)	(2.04)	$14.15
6/30/2014	$14.69	(0.07)		2.98	2.91	–		(0.23)	(0.23)	$17.37
6/30/2013	$12.55	(0.02)		2.44	2.42	(0.03)		(0.25)	(0.28)	$14.69
Class C
12/31/2017(e)	$13.14	(0.09)		0.35	0.26	–		(2.44)	(2.44)	$10.96
6/30/2017	$11.03	(0.14)		2.33	2.19	–		(0.08)	(0.08)	$13.14
6/30/2016	$13.62	(0.10)		(2.17)	(2.27)	–		(0.32)	(0.32)	$11.03
6/30/2015	$16.91	(0.14)		(1.11)	(1.25)	–		(2.04)	(2.04)	$13.62
6/30/2014	$14.41	(0.19)		2.92	2.73	–		(0.23)	(0.23)	$16.91
6/30/2013	$12.39	(0.13)		2.40	2.27	(0.00	)(g)	(0.25)	(0.25)	$14.41
Class I
12/31/2017(e)	$14.11	(0.02)		0.37	0.35	–		(2.44)	(2.44)	$12.02
6/30/2017	$11.73	(0.01)		2.48	2.47	(0.01)		(0.08)	(0.09)	$14.11
6/30/2016	$14.32	0.02		(2.29)	(2.27)	–		(0.32)	(0.32)	$11.73
6/30/2015	$17.54	(0.00	)(g)	(1.18)	(1.18)	–		(2.04)	(2.04)	$14.32
6/30/2014	$14.80	(0.03)		3.00	2.97	–		(0.23)	(0.23)	$17.54
6/30/2013	$12.63	0.01		2.44	2.45	(0.03)		(0.25)	(0.28)	$14.80
Cullen Value Fund
Retail
12/31/2017(e)	$15.30	0.08		1.35	1.43	(0.09)		(0.99)	(1.08)	$15.65
6/30/2017	$13.46	0.20		1.96	2.16	(0.22)		(0.10)	(0.32)	$15.30
6/30/2016	$13.82	0.13		0.11	0.24	(0.57)		(0.03)	(0.60)	$13.46
6/30/2015	$13.87	0.15		(0.04)	0.11	(0.16)		–	(0.16)	$13.82
6/30/2014	$11.26	0.14		2.78	2.92	(0.13)		(0.18)	(0.31)	$13.87
6/30/2013(h)	$10.00	0.10		1.25	1.35	(0.09)		–	(0.09)	$11.26
Class C
12/31/2017(e)	$15.28	0.02		1.35	1.37	(0.03)		(0.99)	(1.02)	$15.63
6/30/2017	$13.44	0.09		1.95	2.04	(0.10)		(0.10)	(0.20)	$15.28
6/30/2016	$13.79	0.03		0.12	0.15	(0.47)		(0.03)	(0.50)	$13.44
6/30/2015	$13.86	0.05		(0.07)	(0.02)	(0.05)		–	(0.05)	$13.79
6/30/2014	$11.25	0.04		2.79	2.83	(0.04)		(0.18)	(0.22)	$13.86
6/30/2013(h)	$10.00	0.04		1.25	1.29	(0.04)		–	(0.04)	$11.25
Class I
12/31/2017(e)	$15.29	0.10		1.35	1.45	(0.11)		(0.99)	(1.10)	$15.64
6/30/2017	$13.44	0.24		1.96	2.20	(0.25)		(0.10)	(0.35)	$15.29
6/30/2016	$13.80	0.16		0.11	0.27	(0.60)		(0.03)	(0.63)	$13.44
6/30/2015	$13.87	0.18		(0.06)	0.12	(0.19)		–	(0.19)	$13.80
6/30/2014	$11.26	0.17		2.79	2.96	(0.17)		(0.18)	(0.35)	$13.87
6/30/2013(h)	$10.00	0.13		1.25	1.38	(0.12)		–	(0.12)	$11.26

See Notes to Financial Statements.
32	www.cullenfunds.com

Financial Highlights

For a Share Outstanding Throughout Periods Presented

						Ratio of Net		Ratio of Net
		Ratio of		Ratio of		Investment		Investment
		Expenses Before		Expenses After		Income/(Loss) to		Income/(Loss) to
	Net Assets,	Reimbursements		Reimbursements		Average Net Assets		Average Net Assets		Portfolio
	End of Period	to Average		to Average		before		after		Turnover
Total Return(b)	(000)	Net Assets		Net Assets(c)		Reimbursements		Reimbursements		Rate(d)

2.25%	$484	7.79	%(f)	1.25	%(f)	(7.14	%)(f)	(0.60	%)(f)	20%
20.81%	$471	6.05%		1.25%		(5.10%)		(0.30%)		85%
(16.15%)	$863	5.53%		1.25%		(4.37%)		(0.10%)		42%
(5.88%)	$1,094	4.33%		1.25%		(3.31%)		(0.23%)		37%
19.79%	$2,487	3.55%		1.25%		(2.72%)		(0.42%)		27%
19.59%	$2,601	4.52%		1.25%		(3.45%)		(0.18%)		85%

1.91%	$55	8.53	%(f)	2.00	%(f)	(7.88	%)(f)	(1.35	%)(f)	20%
19.89%	$65	6.94%		2.00%		(6.02%)		(1.09%)		85%
(16.79%)	$75	6.29%		2.00%		(5.13%)		(0.84%)		42%
(6.49%)	$87	5.24%		2.00%		(4.25%)		(1.00%)		37%
18.92%	$117	4.29%		2.00%		(3.46%)		(1.16%)		27%
18.64%	$125	5.36%		2.00%		(4.31%)		(0.95%)		85%

2.43%	$3,438	7.54	%(f)	1.00	%(f)	(6.89	%)(f)	(0.35	%)(f)	20%
21.11%	$3,314	5.88%		1.00%		(4.96%)		(0.08%)		85%
(15.96%)	$4,686	5.28%		1.00%		(4.13%)		0.15%		42%
(5.79%)	$5,621	4.26%		1.00%		(3.28%)		(0.02%)		37%
20.05%	$7,126	3.27%		1.00%		(2.43%)		(0.16%)		27%
19.79%	$5,817	4.23%		1.00%		(3.12%)		0.11%		85%

9.37%	$660	2.02	%(f)	1.00	%(f)	0.03	%(f)	1.05	%(f)	2%
16.19%	$595	1.99%		1.00%		0.43%		1.42%		18%
2.02%	$814	2.19%		1.00%		(0.20%)		0.99%		3%
0.77%	$914	2.10%		1.00%		(0.04%)		1.06%		11%
26.17%	$1,051	1.98%		1.00%		0.11%		1.09%		8%
13.58%	$177	2.78	%(f)	1.00	%(f)	(0.65	%)(f)	1.13	%(f)	16%

8.98%	$479	2.77	%(f)	1.75	%(f)	(0.72	%)(f)	0.30	%(f)	2%
15.30%	$445	2.74%		1.75%		(0.33%)		0.66%		18%
1.29%	$401	2.96%		1.75%		(0.97%)		0.24%		3%
(0.12%)	$322	2.86%		1.75%		(0.77%)		0.34%		11%
25.31%	$267	2.86%		1.75%		(0.75%)		0.35%		8%
12.88%	$262	3.48	%(f)	1.75	%(f)	(1.33	%)(f)	0.41	%(f)	16%

9.51%	$33,618	1.77	%(f)	0.75	%(f)	0.28	%(f)	1.30	%(f)	2%
16.53%	$31,968	1.74%		0.75%		0.68%		1.67%		18%
2.25%	$29,327	1.95%		0.75%		0.04%		1.24%		3%
0.88%	$28,296	1.86%		0.75%		0.23%		1.34%		11%
26.53%	$27,373	1.84%		0.75%		0.26%		1.35%		8%
13.89%	$21,797	2.36	%(f)	0.75	%(f)	(0.08	%)(f)	1.53	%(f)	16%

Semi-Annual Report | December 31, 2017	33

Cullen Funds Trust

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
(c)	Expense ratios after reimbursements do not reflect acquired fund fees and expenses.
(d)	Portfolio turnover is not annualized for periods less than one year.
(e)	Six months ended December 31, 2017 (unaudited).
(f)	Annualized.
(g)	Less than $0.01.
(h)	Commencement of operations was September 1, 2012.

See Notes to Financial Statements.
34	www.cullenfunds.com

Page Intentionally Left Blank

Cullen Funds Trust

Year or Period End	Net Asset Value Beginning of Period	Net Investment Income/(Loss)(a)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains		Total Distributions	Net Asset Value End of Period

Cullen Emerging Markets High Dividend Fund
Retail
12/31/2017(e)	$10.67	0.13	1.01	1.14	(0.29)	–		(0.29)	$11.52
6/30/2017	$9.44	0.29	1.28	1.57	(0.34)	–		(0.34)	$10.67
6/30/2016	$10.87	0.28	(1.32)	(1.04)	(0.39)	–		(0.39)	$9.44
6/30/2015	$11.57	0.22	(0.60)	(0.38)	(0.32)	–		(0.32)	$10.87
6/30/2014	$10.55	0.24	1.00	1.24	(0.22)	–		(0.22)	$11.57
6/30/2013(g)	$10.00	0.23	0.43	0.66	(0.11)	(0.00	)(h)	(0.11)	$10.55
Class C
12/31/2017(e)	$10.57	0.08	1.00	1.08	(0.24)	–		(0.24)	$11.41
6/30/2017	$9.37	0.19	1.29	1.48	(0.28)	–		(0.28)	$10.57
6/30/2016	$10.80	0.20	(1.30)	(1.10)	(0.33)	–		(0.33)	$9.37
6/30/2015	$11.51	0.15	(0.60)	(0.45)	(0.26)	–		(0.26)	$10.80
6/30/2014	$10.52	0.15	0.99	1.14	(0.15)	–		(0.15)	$11.51
6/30/2013(g)	$10.00	0.16	0.43	0.59	(0.07)	(0.00	)(h)	(0.07)	$10.52
Class I
12/31/2017(e)	$10.73	0.14	1.02	1.16	(0.30)	–		(0.30)	$11.59
6/30/2017	$9.50	0.32	1.27	1.59	(0.36)	–		(0.36)	$10.73
6/30/2016	$10.91	0.31	(1.31)	(1.00)	(0.41)	–		(0.41)	$9.50
6/30/2015	$11.60	0.27	(0.62)	(0.35)	(0.34)	–		(0.34)	$10.91
6/30/2014	$10.57	0.28	0.99	1.27	(0.24)	–		(0.24)	$11.60
6/30/2013(g)	$10.00	0.20	0.48	0.68	(0.11)	(0.00	)(h)	(0.11)	$10.57
Cullen Enhanced Equity Income Fund
Retail
12/31/2017(e)	$10.66	0.11	0.29	0.40	(0.40)	(0.04)		(0.44)	$10.62
6/30/2017	$10.48	0.25	0.81	1.06	(0.28)	(0.60)		(0.88)	$10.66
6/30/2016(i)	$10.00	0.16	0.50	0.66	(0.18)	–		(0.18)	$10.48
Class C
12/31/2017(e)	$10.67	0.07	0.30	0.37	(0.36)	(0.04)		(0.40)	$10.64
6/30/2017	$10.52	0.16	0.81	0.97	(0.26)	(0.56)		(0.82)	$10.67
6/30/2016(i)	$10.00	0.13	0.50	0.63	(0.11)	–		(0.11)	$10.52
Class I
12/31/2017(e)	$10.70	0.13	0.29	0.42	(0.41)	(0.04)		(0.45)	$10.67
6/30/2017	$10.52	0.28	0.80	1.08	(0.28)	(0.62)		(0.90)	$10.70
6/30/2016(i)	$10.00	0.18	0.50	0.68	(0.16)	–		(0.16)	$10.52

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

(c)	Expense ratios after reimbursements do not reflect acquired fund fees and expenses.
(d)	Portfolio turnover is not annualized for periods less than one year.
(e)	Six months ended December 31, 2017 (unaudited).
(f)	Annualized.
(g)	Commencement of operations was September 1, 2012.
(h)	Less than $0.01.
(i)	Commencement of operations was December 15, 2015.

See Notes to Financial Statements.
36	www.cullenfunds.com

Financial Highlights

For a Share Outstanding Throughout Periods Presented

						Ratio of Net		Ratio of Net
		Ratio of		Ratio of		Investment		Investment
		Expenses Before		Expenses After		Income/(Loss) to		Income/(Loss) to
	Net Assets,	Reimbursements		Reimbursements		Average Net Assets		Average Net Assets		Portfolio
	End of Period	to Average		to Average		before		after		Turnover
Total Return(b)	(000)	Net Assets		Net Assets(c)		Reimbursements		Reimbursements		Rate(d)

10.77%	$16,554	1.52	%(f)	1.25	%(f)	1.98	%(f)	2.25	%(f)	21%
16.96%	$16,755	1.57%		1.25%		2.58%		2.89%		52%
(9.34%)	$12,496	1.60%		1.25%		2.68%		3.03%		69%
(3.26%)	$24,781	1.59%		1.25%		1.66%		2.00%		64%
11.84%	$24,666	1.89%		1.25%		1.55%		2.19%		60%
6.61%	$5,288	5.12	%(f)	1.25	%(f)	(1.35	%)(f)	2.52	%(f)	37%

10.36%	$2,884	2.27	%(f)	2.00	%(f)	1.24	%(f)	1.51	%(f)	21%
16.02%	$2,999	2.31%		2.00%		1.67%		1.98%		52%
(9.95%)	$3,165	2.35%		2.00%		1.84%		2.20%		69%
(3.93%)	$4,696	2.34%		2.00%		0.97%		1.32%		64%
10.89%	$4,376	2.71%		2.00%		0.71%		1.41%		60%
5.93%	$3,211	6.15	%(f)	2.00	%(f)	(2.37	%)(f)	1.78	%(f)	37%

10.94%	$358,215	1.27	%(f)	1.00	%(f)	2.19	%(f)	2.46	%(f)	21%
17.14%	$304,710	1.32%		1.00%		2.84%		3.16%		52%
(8.91%)	$209,368	1.36%		1.00%		2.93%		3.30%		69%
(2.98%)	$150,405	1.35%		1.00%		2.09%		2.43%		64%
12.11%	$58,653	1.64%		1.00%		1.96%		2.59%		60%
6.83%	$8,651	6.80	%(f)	1.00	%(f)	(3.55	%)(f)	2.25	%(f)	37%

3.80%	$2,786	2.12	%(f)	1.00	%(f)	0.96	%(f)	2.08	%(f)	90%
10.59%	$1,932	3.83%		1.00%		(0.51%)		2.32%		154%
6.69%	$581	7.62	%(f)	1.00	%(f)	(3.86	%)(f)	2.76	%(f)	86%

3.52%	$5,009	2.86	%(f)	1.75	%(f)	0.20	%(f)	1.30	%(f)	90%
9.66%	$2,540	4.57%		1.75%		(1.29%)		1.53%		154%
6.31%	$533	8.56	%(f)	1.75	%(f)	(4.39	%)(f)	2.42	%(f)	86%

3.99%	$30,787	1.87	%(f)	0.75	%(f)	1.19	%(f)	2.31	%(f)	90%
10.79%	$20,080	3.50%		0.75%		(0.16%)		2.59%		154%
6.88%	$4,275	7.56	%(f)	0.75	%(f)	(3.39	%)(f)	3.42	%(f)	86%

Semi-Annual Report | December 31, 2017	37

Cullen Funds Trust	Notes to Financial Statements
December 31, 2017 (Unaudited)

1. ORGANIZATION

The Cullen Funds Trust (the “Trust”) is an open end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers six separate series to investors: the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund (each a “Fund” and collectively, the “Funds”). The Funds are open end, diversified management investment companies registered under the 1940 Act. The investment objectives of the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund are long-term capital appreciation and current income. The investment objective of the Cullen Small Cap Value Fund is long-term capital appreciation.

The Trust offers Retail Class, Class C, Class I, Class R1 and Class R2 Shares, except the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund, which offer only Retail Class, Class C and Class I shares. However, the Cullen Small Cap Value Fund has not experienced any subscriptions in Class R1 and R2 shares since inception. Each class of shares differs principally in its respective distribution expenses and shareholder servicing expenses. Each class of shares has identical rights to earnings, assets, and voting privileges, except for the class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with Generally Accepted Accounting Principles in the United States (“GAAP”). Each Fund is considered an investment company for financial reporting purposes under GAAP.

a)	Valuation of Securities – Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

b)	Option Contracts – Option contracts shall typically be valued using reliable market quotations from the primary exchange on which the respective options are traded on the day of valuation or, if there has been no trade on such day, at the mean between the bid and asked prices. Any options for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the Board, which may include a Black-Scholes model, the Cox- Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model deemed appropriate. As of December 31, 2017 all written option contracts held are exchange-traded.

c)	Participatory Notes/Warrants – The Funds may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Funds may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Funds must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer, an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g., dividends, voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security. P-notes are generally valued based upon the value of a related underlying security that trades actively in the market.

d)	Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last reported trade or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. The Funds use a fair

38	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
December 31, 2017 (Unaudited)

valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day of the NYSE. The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security. In such a circumstance, the affected securities would be considered Level 2 as discussed in (e) below.

e)	The Trust follows the authoritative guidance for fair value measurements. FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation approaches used to measure fair value.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities.

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Provided pre-defined triggers have been met, the Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

The Trust’s policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies), exchange traded derivatives (i.e. options) and money market instruments are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities and non-exchange traded derivatives are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2017 in valuing each Fund’s assets carried at fair value:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value	Quoted Prices	Observable Inputs(1)	Unobservable Inputs	Total
Cullen International High Dividend Fund
Common Stocks(2)	$242,452,977	$–	$–	$242,452,977
Preferred Stock	6,254,316	–	–	6,254,316
Total	$248,707,293	$–	$–	$248,707,293

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value	Quoted Prices	Observable Inputs(1)	Unobservable Inputs	Total
Cullen High Dividend Equity Fund
Common Stocks(2)	$1,820,920,973	$–	$–	$1,820,920,973
Total	$1,820,920,973	$–	$–	$1,820,920,973

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value	Quoted Prices	Observable Inputs(1)	Unobservable Inputs	Total
Cullen Small Cap Value Fund
Common Stocks(2)	$3,791,805	$–	$–	$3,791,805
Short Term Investments	185,207	–	–	185,207
Total	$3,977,012	$–	$–	$3,977,012

Semi-Annual Report | December 31, 2017	39

Cullen Funds Trust	Notes to Financial Statements
December 31, 2017 (Unaudited)

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value	Quoted Prices	Observable Inputs(1)	Unobservable Inputs	Total
Cullen Value Fund
Common Stocks(2)	$33,639,525	$–	$–	$33,639,525
Short Term Investments	839,622	–	–	839,622
Total	$34,479,147	$–	$–	$34,479,147

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value	Quoted Prices	Observable Inputs(1)	Unobservable Inputs	Total
Cullen Emerging Markets High Dividend Fund
Common Stocks(2)
Other	323,963,063	–	–	323,963,063
Participatory Notes	–	43,881,367	–	43,881,367
Short Term Investments	6,640,061	–	–	6,640,061
Total	$330,603,124	$43,881,367	$–	$374,484,491

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 - Significant
Investments in Securities at Value	Quoted Prices	Observable Inputs(1)	Unobservable Inputs	Total
Cullen Enhanced Equity Income Fund
Common Stocks(2)	$37,795,985	$–	$–	$37,795,985
Short Term Investments	852,243	–	–	852,243
Total	$38,648,228	$–	$–	$38,648,228
Other Financial Instruments
Liabilities
Call Options Written	$(141,393)	–	–	$(141,393)
Total	$(141,393)	–	–	$(141,393)

(1)	Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.
(2)	For detailed descriptions of country, sector and/or industry, see the accompanying Schedule of Investments.

40	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
December 31, 2017 (Unaudited)

There were no securities classified as Level 3 securities during the period, thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for these Funds.

f)	Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Cullen International High Dividend Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund and monthly for the Cullen High Dividend Equity Fund. Distributions from realized capital gains, if any, are declared and paid at least annually.

g)	Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and plan to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is recorded.

As of and during the six months ended December 31, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

h)	Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

i)	Guarantees and Indemnification – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Based on experience, however, the Funds expect the risk of loss to be remote.

j)	Income and Expenses – Within each Fund, dividend income is recognized on the ex-dividend date or as soon as information is available and interest income is recognized on an accrual basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its respective net assets.

k)	Foreign Exchange Contracts – As the Funds may invest in securities traded on markets outside the United States, each Fund may enter into foreign currency commitments or foreign currency exchange transactions. Purchased contracts are only used to acquire foreign currencies to facilitate purchases and sales of investment securities. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

l)	Foreign Currency Transactions – The Funds isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations in foreign exchange rates are included with the net realized and unrealized gain or loss from foreign currency related transactions. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s accounts and the U.S. dollar equivalent of the amounts actually received or paid.

m)	Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds on a specific identification cost basis.

Semi-Annual Report | December 31, 2017	41

Cullen Funds Trust	Notes to Financial Statements
December 31, 2017 (Unaudited)

The effect of derivative instruments on the Statements of Assets and Liabilities as of December 31, 2017:

	Liability Derivatives
	Statements of Assets and Liabilities Location	Fair Value
Cullen Enhanced Equity Income Fund
Equity Contracts (Written Options)	Written options, at value	(141,393)
Total		$(141,393)

The effect of derivatives instruments on the Statements of Operations for the six months ended December 31, 2017:

Change in
Unrealized
		Realized	Appreciation/
		Gain/(Loss)	(Depreciation)
		on Derivatives	on Derivatives
		Recognized	Recognized
Risk Exposure	Statements of Operations Location	in Income	in Income

Cullen Enhanced Equity Income Fund
Equity Contracts (Written Options)	Net realized gain/(loss) on written options/Net change in unrealized appreciation/(depreciation) on written options	388,154	4,462
Total		$388,154	$4,462

The Cullen Enhanced Equity Income Fund had the following monthly average written call option notional value during the six months ended December 31, 2017:

Fund	Monthly Average Written Option Notional Value
Cullen Enhanced Equity Income Fund	7,310,934

42	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
December 31, 2017 (Unaudited)

3. CAPITAL SHARE TRANSACTIONS

Share transactions were as follows:

	Six Months Ended
	December 31, 2017	Year Ended
	(Unaudited)	June 30, 2017
Cullen International High Dividend Fund
Retail
Shares sold	170,835	1,598,610
Dividends reinvested	40,717	91,461
Shares redeemed	(3,102,167)	(1,321,249)
Net increase/(decrease) in shares outstanding	(2,890,615)	368,822
Class C
Shares sold	57,225	106,473
Dividends reinvested	3,263	4,507
Shares redeemed	(36,241)	(172,975)
Net increase/(decrease) in shares outstanding	24,247	(61,995)
Class I
Shares sold	5,533,036	7,990,460
Dividends reinvested	239,277	285,261
Shares redeemed	(2,033,102)	(10,167,980)
Net increase/(decrease) in shares outstanding	3,739,211	(1,892,259)
Class R1
Shares sold	328	95
Dividends reinvested	74	93
Shares redeemed	–	(146)
Net increase in shares outstanding	402	42
Class R2
Shares sold	133	865
Dividends reinvested	144	189
Shares redeemed	(31)	(6,193)
Net increase/(decrease) in shares outstanding	246	(5,139)

Semi-Annual Report | December 31, 2017	43

Cullen Funds Trust	Notes to Financial Statements
December 31, 2017 (Unaudited)

	Six Months Ended
	December 31, 2017	Year Ended
	(Unaudited)	June 30, 2017
Cullen High Dividend Equity Fund
Retail
Shares sold	482,389	3,147,432
Dividends reinvested	1,110,600	868,912
Shares redeemed	(6,432,835)	(4,949,555)
Net decrease in shares outstanding	(4,839,846)	(933,211)
Class C
Shares sold	70,231	329,624
Dividends reinvested	336,062	210,812
Shares redeemed	(849,171)	(1,248,278)
Net decrease in shares outstanding	(442,878)	(707,842)
Class I
Shares sold	9,605,902	12,474,180
Dividends reinvested	4,872,622	2,902,295
Shares redeemed	(7,070,534)	(25,549,609)
Net increase/(decrease) in shares outstanding	7,407,990	(10,173,134)
Class R1
Shares sold	1,292	25,245
Dividends reinvested	2,697	10,241
Shares redeemed	(4,613)	(196,655)
Net decrease in shares outstanding	(624)	(161,169)
Class R2
Shares sold	4,134	27,830
Dividends reinvested	8,381	12,065
Shares redeemed	(138,904)	(55,402)
Net decrease in shares outstanding	(126,389)	(15,507)

Cullen Small Cap Value Fund
Retail
Shares sold	1,986	3,050
Dividends reinvested	6,814	255
Shares redeemed	(1,613)	(44,013)
Net increase/(decrease) in shares outstanding	7,187	(40,708)
Class C
Shares sold	–	–
Dividends reinvested	904	38
Shares redeemed	(848)	(1,934)
Net increase/(decrease) in shares outstanding	56	(1,896)
Class I
Shares sold	9,188	12,009
Dividends reinvested	48,143	2,507
Shares redeemed	(6,109)	(179,020)
Net increase/(decrease) in shares outstanding	51,222	(164,504)

44	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
December 31, 2017 (Unaudited)

	Six Months Ended
	December 31, 2017	Year Ended
	(Unaudited)	June 30, 2017
Cullen Value Fund
Retail
Shares sold	2,292	4,358
Dividends reinvested	2,718	952
Shares redeemed	(1,718)	(26,915)
Net increase/(decrease) in shares outstanding	3,292	(21,605)
Class C
Shares sold	100	1,811
Dividends reinvested	1,423	304
Shares redeemed	–	(2,853)
Net increase/(decrease) in shares outstanding	1,523	(738)
Class I
Shares sold	78,039	434,442
Dividends reinvested	141,231	52,383
Shares redeemed	(159,969)	(577,698)
Net increase/(decrease) in shares outstanding	59,301	(90,873)

Cullen Emerging Markets High Dividend Fund
Retail
Shares sold	231,410	698,572
Dividends reinvested	36,575	46,765
Shares redeemed	(401,382)	(498,541)
Net increase/(decrease) in shares outstanding	(133,397)	246,796
Class C
Shares sold	18,324	74,330
Dividends reinvested	5,703	9,255
Shares redeemed	(55,007)	(137,756)
Net decrease in shares outstanding	(30,980)	(54,171)
Class I
Shares sold	4,256,966	12,132,236
Dividends reinvested	716,774	846,209
Shares redeemed	(2,460,143)	(6,640,406)
Net increase in shares outstanding	2,513,597	6,338,039

Cullen Enhanced Equity Income Fund
Retail
Shares sold	91,764	135,683
Dividends reinvested	9,618	8,284
Shares redeemed	(20,381)	(18,055)
Net increase in shares outstanding	81,001	125,912
Class C
Shares sold	228,545	184,827
Dividends reinvested	9,156	5,591
Shares redeemed	(4,787)	(3,045)
Net increase in shares outstanding	232,914	187,373
Class I
Shares sold	1,116,465	1,448,342
Dividends reinvested	81,363	56,378
Shares redeemed	(188,945)	(34,425)
Net increase in shares outstanding	1,008,883	1,470,295

Semi-Annual Report | December 31, 2017	45

Cullen Funds Trust	Notes to Financial Statements
December 31, 2017 (Unaudited)

4. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term investments, for the six months ended December 31, 2017 were as follows:

		Proceeds from Sales of
Fund	Purchases of Securities	Securities
Cullen International High Dividend Fund	$45,081,524	$24,417,675
Cullen High Dividend Equity Fund	99,122,273	201,578,382
Cullen Small Cap Value Fund	749,859	830,554
Cullen Value Fund	1,639,174	652,881
Cullen Emerging Markets High Dividend Fund	93,242,454	71,971,788
Cullen Enhanced Equity Income Fund	40,945,878	27,201,666

5. FEDERAL TAX INFORMATION

As of June 30, 2017, the components of accumulated earnings (losses) on a tax basis were as follows:

	Undistributed Net	Accumulated Net	Other Cumulative
	Investment	Realized	Effect of Timing	Unrealized
	Income/(Loss)	Gain/(Loss)	Differences	Appreciation	Total
Cullen International High Dividend Fund	$2,677,966	$(47,277,771)	$–	$39,396,479	$(5,203,326)
Cullen High Dividend Equity Fund	–	106,365,905	–	760,205,490	866,571,395
Cullen Small Cap Value Fund	–	604,450	(7,456)	671,249	1,268,243
Cullen Value Fund	14,405	1,611,647	–	9,847,038	11,473,090
Cullen Emerging Markets High Dividend Fund	3,204,669	(40,062,866)	–	45,472,491	8,614,294
Cullen Enhanced Equity Income Fund	234,704	113,331	(217)	151,559	499,377

As of December 31, 2017 the costs of investments for federal tax purposes and accumulated net unrealized appreciation/(depreciation) in investments were as follows:

	Gross Appreciation	Gross Depreciation		Cost of Investments
	(excess of value	(excess of tax cost	Net Unrealized	for Income Tax
	over tax cost)	over value)	Appreciation/(Depreciation)	Purposes*
Cullen International High Dividend Fund	$51,074,417	$(2,866,956)	$48,207,461	$200,499,832
Cullen High Dividend Equity Fund	790,602,265	(4,587,976)	786,014,289	1,034,906,684
Cullen Small Cap Value Fund	904,852	(212,960)	691,892	3,285,120
Cullen Value Fund	12,317,715	(117,127)	12,200,588	22,278,559
Cullen Emerging Markets High Dividend Fund	74,982,464	(6,445,498)	68,536,966	305,947,525
Cullen Enhanced Equity Income Fund	1,557,760	(1,227,788)	329,972	38,176,863

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to various book-to-tax differences. Those differences primarily relate to wash sale and passive foreign investment company adjustments for the Funds.

46	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
December 31, 2017 (Unaudited)

The Funds may periodically make reclassifications among certain of their capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations, which may differ from GAAP. These principles require that permanent financial reporting and tax differences be reclassified in the capital accounts. For the Funds’ most recent year end, as a result of permanent book-to-tax differences arising from differing treatment of certain income items, reclassification adjustments were made to increase (decrease) the amounts listed below:

		Undistributed Net	Accumulated Net Realized
Fund	Paid-in Capital	Investment Income/(Loss)	Gain/(Loss)
Cullen International High Dividend Fund	$(1,150,342)	$(33,269)	$1,183,611
Cullen High Dividend Equity Fund	15,868,860	143,429	(16,012,289)
Cullen Small Cap Value Fund	–	1,617	(1,617)
Cullen Value Fund	–	(108)	108
Cullen Emerging Markets High Dividend Fund	(1)	807,859	(807,858)
Cullen Enhanced Equity Income Fund	–	(17)	17

At June 30, 2017, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code (the “Code”) and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carry-forwards will expire as follows:

		No Expiration	No Expiration
Fund	Expiring in 2017	Short-Term	Long-Term	Total
Cullen International High Dividend Fund	$17,096,391	$25,866,227	$2,551,027	$45,513,645
Cullen High Dividend Equity Fund	–	–	–	–
Cullen Small Cap Value Fund	–	–	–	–
Cullen Value Fund	–	–	–	–
Cullen Emerging Markets High Dividend Fund	–	22,920,094	14,065,411	36,985,505
Cullen Enhanced Equity Income Fund	–	–	–	–

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred during pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Cullen Small Cap Value Fund used capital loss carryovers during the period ended June 30, 2017 in the amount of $316,113.

The Cullen International High Dividend Fund and Cullen Emerging Markets High Dividend Fund elected to treat post-October capital losses of $1,764,126 and $3,077,361, respectively, as having been incurred in the following fiscal year June 30, 2018.

The Cullen Small Cap Value Fund and Cullen Enhanced Equity Fund elected to defer to the period ending June 30, 2018, late year ordinary losses in the amounts of $7,456 and $13, respectively.

The tax composition of dividends paid during the year ended June 30, 2017 was as follows:

		Long-Term Capital
Fund	Ordinary Income	Gain
Cullen International High Dividend Fund	$5,896,784	$–
Cullen High Dividend Equity Fund	46,207,668	50,875,841
Cullen Small Cap Value Fund	2,483	36,620
Cullen Value Fund	559,833	215,122
Cullen Emerging Markets High Dividend Fund	9,869,833	–
Cullen Enhanced Equity Income Fund	821,758	577

Semi-Annual Report | December 31, 2017	47

Cullen Funds Trust	Notes to Financial Statements
December 31, 2017 (Unaudited)

6. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust has an agreement with Cullen Capital Management, LLC (the “Investment Advisor”), with which certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the agreement, the Funds will compensate the Investment Advisor for its management services at the annual rate of 1.00% of each Fund’s average daily net assets. Through October 31, 2018, the Investment Advisor has agreed to absorb expenses to the extent that the Cullen International High Dividend Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; the Cullen High Dividend Equity Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75%, 0.75%, 1.50% and 1.25% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; and the Cullen Small Cap Value Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00%, 1.00%, 1.75% and 1.50% of the Retail Class, Class C, Class I, Class R1 and Class R2 net assets, respectively; the Cullen Value Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75% and 0.75% of the Retail Class, Class C and Class I net assets, respectively; the Cullen Emerging Markets High Dividend Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.25%, 2.00% and 1.00% of the Retail Class, Class C, and Class I net assets, respectively; and the Cullen Enhanced Equity Income Fund’s total annual operating expenses (excluding taxes and acquired funds fees and expenses) exceed 1.00%, 1.75% and 0.75% of the Retail Class, Class C and Class I net assets, respectively. For a period of three years after the year in which the Investment Advisor reimburses expenses, the Investment Advisor may seek reimbursement on a class-by-class basis from the respective Fund to the extent that total annual individual Fund operating expenses are less than the expense limitation in effect at the time of the reimbursement.

48	www.cullenfunds.com

Cullen Funds Trust	Notes to Financial Statements
December 31, 2017 (Unaudited)

As of June 30, 2017, reimbursed expenses for each Fund subject to potential recovery by year of expiration are as follows:

	Expiring June 30,
Fund/Class	2018	2019	2020
Cullen International High Dividend Fund
Retail	$87,602	$85,177	$82,067
Class C	5,482	6,692	7,111
Class I	491,835	403,411	395,222
Total	$584,919	$495,280	$484,400

Cullen High Dividend Equity Fund
Retail	$1,487,295	$1,152,409	$1,059,245
Class C	299,050	285,984	287,941
Class I	5,691,686	4,792,166	4,698,693
Class R1	3,391	2,636	1,725
Class R2	2,454	10,899	11,391
Total	$7,483,876	$6,244,094	$6,058,995

Cullen Small Cap Value Fund
Retail	$54,361	$39,342	$32,154
Class C	3,329	3,930	3,626
Class I	185,855	206,551	202,633
Total	$243,545	$249,823	$238,413

Cullen Value Fund
Retail	$12,397	$11,604	$6,339
Class C	3,414	4,151	4,270
Class I	303,245	335,514	315,159
Total	$319,056	$351,269	$325,768

Cullen Emerging Markets High Dividend Fund
Retail	$91,142	$49,200	$45,550
Class C	15,954	12,267	9,785
Class I	394,872	574,646	795,536
Total	$501,968	$636,113	$850,871

Cullen Enhanced Equity Income Fund
Retail	$–	$21,231	$30,477
Class C	–	18,382	25,236
Class I	–	147,430	223,010
Total	$–	$187,043	$278,723

ALPS Fund Services, Inc. serves as the Funds’ administrator and fund accountant. State Street Global Services serves as the Funds’ custodian.

7. DISTRIBUTION PLAN

The Funds have adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25%, 1.00%, 0.50% and 0.25% of the average daily net assets of Retail Class, Class C, Class R1, and Class R2, respectively. Amounts paid under the Plan to the Funds’ distributor ALPS Distributors, Inc., compensate the distributor for any activities or expenses primarily intended to result in the sale of shares of the Funds. This may include, but is not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The expenses of the Plan are reflected as distribution fees in the Statement of Operations.

Semi-Annual Report | December 31, 2017	49

Cullen Funds Trust	Notes to Financial Statements
December 31, 2017 (Unaudited)

8. SHAREHOLDER SERVICES FEE

The Trust has adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to the Funds’ Class R1 and Class R2 shares. For providing certain account administration services to participants in retirement plans that are beneficial owners of such shares, the Servicing Plan authorizes each Fund to compensate plan administrators or other intermediaries up to 0.25% of the average daily net assets of Class R1 and Class R2. The expenses of the Servicing Plan are reflected as shareholder service fees in the Statement of Operations.

9. FOREIGN INVESTMENT RISK

The Trust invests in securities traded on exchanges outside the United States. Further, each Fund invests in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

10. SIGNIFICANT SHAREHOLDERS

At December 31, 2017, the Cullen Small Cap Value Fund had two affiliated shareholders who held 59.15% and 13.10% of the Fund’s outstanding shares, the Cullen Value Fund had two affiliated shareholders who held 19.15% and 6.84% of the Fund’s outstanding shares, and the Cullen Enhanced Equity Income Fund had two affiliated shareholders who held 24.09% and 5.60% of the Fund’s outstanding shares. Investment activities of these shareholders could have a material effect on the respective Funds.

50	www.cullenfunds.com

Cullen Funds Trust	Additional Information
December 31, 2017 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report may be distributed to others only if preceded or accompanied by a current prospectus. The Funds are distributed by ALPS Distributors, Inc., a member of the FINRA.

How to Obtain a Copy of the Funds Proxy Voting Policy

A description of the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 1-877-485-8586; (2) at www.cullenfunds.com; and (3) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. The Funds’ proxy voting record is available on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ended June 30.

Quarterly Filings on Form N-Q

The Funds files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Funds’ N-Q will also be available upon request by calling 1-877-485-8586.

Semi-Annual Report | December 31, 2017	51

INVESTMENT ADVISOR

Cullen Capital Management LLC

645 Fifth Avenue

New York, NY 10022

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1900 16th Street, Suite 1600

Denver, CO 80202

LEGAL COUNSEL

Sidley Austin LLP

One South Dearborn Street

Chicago, IL 60603

ADMINISTRATOR, ACCOUNTANT, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Must be accompanied or preceded by a prospectus.

ALPS Distributors, Inc. is the Distributor for Cullen Funds.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

(b)	Not Applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 13.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CULLEN FUNDS TRUST

By:	/s/ James P. Cullen
James P. Cullen
Chief Executive Officer

Date:	March 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James P. Cullen
James P. Cullen
Chief Executive Officer

Date:	March 9, 2018

By:	/s/ Jeffrey T. Battaglia
Jeffrey T. Battaglia
Treasurer

Date:	March 9, 2018